JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS — 25.7%
U.S. Treasury Bonds
8.00%, 11/15/2021	338,000	380,712
5.38%, 2/15/2031	4,500	6,691
4.50%, 2/15/2036	276,000	424,188
5.00%, 5/15/2037	250,000	410,664
4.25%, 5/15/2039	105,000	163,226
3.88%, 8/15/2040	100,000	150,047
2.75%, 8/15/2042	1,000,000	1,291,328
3.13%, 2/15/2043	500,000	683,828
2.88%, 5/15/2043	2,420,000	3,188,917
3.63%, 8/15/2043	2,350,000	3,465,149
3.75%, 11/15/2043	1,952,000	2,935,015
3.63%, 2/15/2044	2,345,000	3,469,684
3.38%, 5/15/2044	1,000,000	1,429,610
3.00%, 11/15/2044	663,000	897,588
2.50%, 2/15/2045	6,000,000	7,493,203
2.88%, 8/15/2045	500,000	668,535
3.00%, 11/15/2045	1,000,000	1,368,203
2.25%, 8/15/2046	3,703,700	4,458,329
3.00%, 2/15/2048	90,000	124,583
3.13%, 5/15/2048	176,200	249,832
2.88%, 5/15/2049	160,000	218,494
2.25%, 8/15/2049	1,095,000	1,332,222
2.38%, 11/15/2049	265,000	330,753
2.00%, 2/15/2050	2,015,000	2,340,312
U.S. Treasury Inflation Indexed Bonds
3.63%, 4/15/2028	300,000	616,220
2.50%, 1/15/2029	100,000	147,549
U.S. Treasury Notes
1.38%, 4/30/2020	125,000	125,129
3.50%, 5/15/2020	450,000	451,854
1.50%, 7/15/2020	200,000	200,781
2.63%, 11/15/2020	200,000	203,086
2.38%, 12/31/2020	100,000	101,676
3.63%, 2/15/2021	650,000	670,059
2.25%, 4/30/2021	115,000	117,632
2.63%, 5/15/2021	154,500	158,809
3.13%, 5/15/2021	600,000	620,156
2.00%, 5/31/2021	300,000	306,492
2.13%, 8/15/2021	500,000	513,242
1.25%, 10/31/2021	3,500,000	3,556,875
2.00%, 10/31/2021	100,000	102,789
1.88%, 11/30/2021	950,000	976,273
1.75%, 2/28/2022	3,300,000	3,395,777
1.63%, 8/31/2022	1,000,000	1,032,852
1.75%, 9/30/2022	150,000	155,637
1.50%, 2/28/2023	525,000	543,744
1.75%, 5/15/2023	3,079,000	3,218,156
2.75%, 5/31/2023	46,000	49,561
2.50%, 8/15/2023	600,000	644,297
1.38%, 8/31/2023	700,000	725,266
1.63%, 10/31/2023	2,000,000	2,092,188
2.13%, 2/29/2024	94,000	100,606
2.50%, 5/15/2024	30,000	32,644
2.00%, 6/30/2024	10,000	10,693
2.25%, 11/15/2024	112,000	121,634
1.75%, 12/31/2024	2,620,500	2,790,525
2.00%, 2/15/2025	1,000,000	1,077,773
2.88%, 4/30/2025	146,000	164,096
2.13%, 5/15/2025	500,000	543,086
2.88%, 5/31/2025	318,000	357,911
2.00%, 8/15/2025	728,600	788,539
2.25%, 11/15/2025	610,000	670,047
1.63%, 2/15/2026	59,400	63,284
1.50%, 8/15/2026	28,000	29,699
2.00%, 11/15/2026	84,000	91,967
1.75%, 12/31/2026	2,282,100	2,465,381
2.25%, 2/15/2027	108,000	120,504
2.75%, 2/15/2028	65,000	75,809
2.88%, 5/15/2028	990,800	1,168,680
1.63%, 8/15/2029	135,000	146,586
1.75%, 11/15/2029	265,000	291,293
1.50%, 2/15/2030	129,000	139,068
U.S. Treasury STRIPS Bonds
2.53%, 5/15/2020 (a)	3,693,000	3,692,688
1.80%, 8/15/2020 (a)	2,120,000	2,117,777
2.41%, 2/15/2021 (a)	910,000	909,015
2.05%, 5/15/2021 (a)	1,590,000	1,587,368
2.20%, 8/15/2021 (a)	1,800,000	1,794,834
3.23%, 11/15/2021 (a)	675,000	672,440
2.82%, 2/15/2022 (a)	970,000	965,619
2.74%, 5/15/2022 (a)	760,000	755,904
3.21%, 8/15/2022 (a)	75,000	74,514
2.87%, 11/15/2022 (a)	500,000	496,154
3.05%, 2/15/2023 (a)	2,690,000	2,663,206
2.69%, 5/15/2023 (a)	2,420,000	2,394,569
2.27%, 8/15/2023 (a)	1,890,000	1,866,600
2.70%, 11/15/2023 (a)	173,000	170,673
1.71%, 2/15/2024 (a)	327,000	322,093
3.34%, 11/15/2024 (a)	110,000	107,698
3.83%, 2/15/2025 (a)	50,000	48,755
5.16%, 5/15/2026 (a)	100,000	96,394
3.57%, 8/15/2026 (a)	23,000	22,110
3.69%, 11/15/2026 (a)	250,000	239,505
4.26%, 2/15/2027 (a)	300,000	286,458
3.72%, 5/15/2027 (a)	725,000	692,487
3.37%, 8/15/2027 (a)	250,000	238,043
4.08%, 11/15/2027 (a)	710,000	673,741
3.15%, 2/15/2028 (a)	27,000	25,539
2.99%, 5/15/2028 (a)	140,000	131,975
7.59%, 8/15/2028 (a)	50,000	46,949
4.23%, 2/15/2029 (a)	658,000	614,187
3.99%, 11/15/2029 (a)	200,000	184,279
4.88%, 5/15/2030 (a)	300,000	273,686
4.07%, 8/15/2030 (a)	300,000	273,656
3.66%, 11/15/2030 (a)	500,000	454,159
4.65%, 2/15/2031 (a)	350,000	316,560
4.01%, 5/15/2031 (a)	275,000	247,923
3.36%, 11/15/2031 (a)	760,000	680,697
3.87%, 2/15/2032 (a)	350,000	312,233
3.66%, 5/15/2032 (a)	2,250,000	1,999,224
3.22%, 8/15/2032 (a)	2,580,000	2,284,150
4.33%, 11/15/2032 (a)	800,000	705,662
3.90%, 2/15/2033 (a)	400,000	351,476
3.99%, 5/15/2033 (a)	1,175,000	1,028,247
6.53%, 8/15/2033 (a)	100,000	87,176
4.47%, 11/15/2033 (a)	1,025,000	891,303

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.01%, 2/15/2034 (a)	775,000	670,599
3.40%, 11/15/2034 (a)	50,000	42,791
3.36%, 2/15/2035 (a)	65,000	55,409
3.65%, 5/15/2035 (a)	250,000	212,505
2.38%, 11/15/2041 (a)	100,000	74,685

TOTAL U.S. TREASURY OBLIGATIONS (Cost $90,095,039)		104,310,753

CORPORATE BONDS — 19.4%
Aerospace & Defense — 0.3%
Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	32,000	31,317
Airbus SE (France) 3.15%, 4/10/2027 (b)	164,000	164,686
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (b)	45,000	46,758
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (b)	51,000	63,820
L3Harris Technologies, Inc. 3.83%, 4/27/2025	60,000	62,433
Lockheed Martin Corp. 4.50%, 5/15/2036	70,000	80,230
Northrop Grumman Corp.
3.20%, 2/1/2027	76,000	79,582
3.25%, 1/15/2028	50,000	52,458
Precision Castparts Corp. 3.25%, 6/15/2025	30,000	31,901
Rockwell Collins, Inc. 3.20%, 3/15/2024	28,000	28,888
United Technologies Corp.
4.50%, 6/1/2042	80,000	92,903
4.15%, 5/15/2045	25,000	27,766
3.75%, 11/1/2046	80,000	83,913
4.63%, 11/16/2048	200,000	236,676

		1,083,331

Airlines — 0.0% (c)
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	17,485	16,904

Automobiles — 0.0% (c)
BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (b)	45,000	43,515

Banks — 4.6%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (b)	200,000	200,257
AIB Group plc (Ireland)
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (b) (d)	250,000	251,401
ANZ New Zealand Int’l Ltd. (New Zealand)
3.45%, 1/21/2028 (b)	200,000	202,815
2.55%, 2/13/2030 (b)	200,000	194,541
ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (b)	230,000	236,423
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	100,000	101,739
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	26,000	26,486
4.00%, 1/22/2025	114,000	120,383
Series L, 3.95%, 4/21/2025	92,000	96,748
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (d)	100,000	103,976
4.45%, 3/3/2026	69,000	74,621
3.25%, 10/21/2027	514,000	536,819
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	260,000	271,874
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	408,000	421,269
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (d)	280,000	302,201
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (d)	525,000	503,695
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (d)	47,000	45,651
Bank of Nova Scotia (The) (Canada) 4.50%, 12/16/2025	25,000	25,690
Banque Federative du Credit Mutuel SA (France) 2.38%, 11/21/2024 (b)	254,000	248,713
Barclays plc (United Kingdom) 3.65%, 3/16/2025	200,000	195,598
BNP Paribas SA (France)
3.50%, 3/1/2023 (b)	200,000	200,610
(SOFR + 1.51%), 3.05%, 1/13/2031 (b) (d)	320,000	303,229
BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022 (b)	250,000	250,075
Citigroup, Inc.
2.90%, 12/8/2021	100,000	100,908
2.75%, 4/25/2022	200,000	201,039
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (d)	74,000	74,923
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (d)	90,000	92,672
4.40%, 6/10/2025	78,000	84,390
3.40%, 5/1/2026	75,000	80,340
4.45%, 9/29/2027	210,000	220,197
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	250,000	259,050
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (d)	220,000	235,182
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	50,000	49,526
8.13%, 7/15/2039	56,000	88,368
Citizens Financial Group, Inc.
2.38%, 7/28/2021	24,000	24,185
2.85%, 7/27/2026	200,000	195,069
Comerica, Inc. 4.00%, 2/1/2029	150,000	151,227

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Commonwealth Bank of Australia (Australia)
2.00%, 9/6/2021 (b)	200,000	198,439
3.45%, 3/16/2023 (b)	80,000	81,138
2.85%, 5/18/2026 (b)	80,000	82,952
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	450,000	433,608
Credit Agricole SA (France) 3.75%, 4/24/2023 (b)	250,000	254,768
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
3.80%, 6/9/2023	350,000	357,962
3.75%, 3/26/2025	250,000	252,609
Danske Bank A/S (Denmark) 2.00%, 9/8/2021 (b)	200,000	196,004
Fifth Third Bancorp
3.65%, 1/25/2024	90,000	93,591
3.95%, 3/14/2028	70,000	73,617
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	400,000	399,366
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (d)	229,000	234,636
4.38%, 11/23/2026	200,000	212,361
6.50%, 9/15/2037	250,000	300,877
ING Groep NV (Netherlands)
4.10%, 10/2/2023	200,000	205,242
3.95%, 3/29/2027	200,000	199,963
KeyCorp 4.15%, 10/29/2025	65,000	68,288
Lloyds Banking Group plc (United Kingdom) 4.58%, 12/10/2025	200,000	205,758
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	38,000	38,741
2.67%, 7/25/2022	80,000	80,118
3.76%, 7/26/2023	172,000	177,759
3.41%, 3/7/2024	170,000	175,396
2.19%, 2/25/2025	200,000	198,026
3.75%, 7/18/2039	265,000	261,212
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (d)	220,000	209,043
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	300,000	316,381
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (d)	440,000	432,971
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (b)	315,000	311,177
Regions Financial Corp.
2.75%, 8/14/2022	27,000	26,698
3.80%, 8/14/2023	27,000	27,335
Royal Bank of Canada (Canada)
2.75%, 2/1/2022	66,000	67,482
3.70%, 10/5/2023	300,000	315,860
4.65%, 1/27/2026	30,000	31,373
Royal Bank of Scotland Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (d)	200,000	184,976
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	200,000	209,640
Societe Generale SA (France)
3.88%, 3/28/2024 (b)	380,000	387,036
3.00%, 1/22/2030 (b)	331,000	303,478
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (b) (d)	220,000	220,863
(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (b) (d)	200,000	200,014
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.44%, 10/19/2021	45,000	45,082
2.85%, 1/11/2022	130,000	131,174
2.78%, 10/18/2022	82,000	83,291
3.10%, 1/17/2023	55,000	55,067
3.94%, 10/16/2023	300,000	315,596
3.01%, 10/19/2026	25,000	26,013
3.04%, 7/16/2029	345,000	344,756
Toronto-Dominion Bank (The) (Canada) 3.25%, 3/11/2024	140,000	146,312
Truist Financial Corp. 2.70%, 1/27/2022	91,000	91,497
US Bancorp
3.38%, 2/5/2024	120,000	127,439
7.50%, 6/1/2026	100,000	124,910
Wells Fargo & Co.
3.07%, 1/24/2023	245,000	249,028
3.75%, 1/24/2024	105,000	111,160
3.30%, 9/9/2024	80,000	83,269
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025 (d)	300,000	295,613
3.00%, 4/22/2026	284,000	292,316
4.10%, 6/3/2026	24,000	25,630
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (d)	470,000	483,966
5.38%, 11/2/2043	200,000	239,084
4.40%, 6/14/2046	47,000	52,891
4.75%, 12/7/2046	53,000	61,217
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	100,000	103,356
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d)	140,000	141,997
4.42%, 7/24/2039	100,000	97,655

		18,526,967

Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	571,000	596,475
4.90%, 2/1/2046	260,000	283,792

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	120,000	123,554
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	150,000	151,149
4.44%, 10/6/2048	130,000	132,793
4.75%, 4/15/2058	95,000	97,576
Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	155,000	149,187
Constellation Brands, Inc.
4.40%, 11/15/2025	50,000	50,441
5.25%, 11/15/2048	25,000	26,484
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	100,000	101,513
4.42%, 5/25/2025	30,000	31,975
3.43%, 6/15/2027	20,000	20,396
4.99%, 5/25/2038	43,000	47,894
4.42%, 12/15/2046	64,000	71,680
5.09%, 5/25/2048	60,000	74,804

		1,959,713

Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029 (b)	516,000	526,409
4.50%, 5/14/2035	100,000	115,041
4.05%, 11/21/2039 (b)	510,000	534,848
4.40%, 11/6/2042	105,000	116,681
Baxalta, Inc.
3.60%, 6/23/2022	7,000	7,144
5.25%, 6/23/2045	3,000	3,766

		1,303,889

Building Products — 0.0% (c)
Masco Corp. 6.50%, 8/15/2032	80,000	93,540

Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (d)	138,000	138,514
3.25%, 9/11/2024	100,000	104,063
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	21,000	22,661
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	55,000	56,475
4.85%, 3/29/2029	54,000	57,346
4.70%, 9/20/2047	44,000	41,365
Charles Schwab Corp. (The) 3.20%, 3/2/2027	100,000	101,273
CME Group, Inc. 3.00%, 3/15/2025	97,000	100,103
Credit Suisse Group AG (Switzerland) (SOFR + 1.56%), 2.59%, 9/11/2025 (b) (d)	250,000	237,549
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (b)	49,000	49,475
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	100,000	95,125
3.30%, 11/16/2022	100,000	93,667
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (d)	100,000	100,510
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	598,000	599,571
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	213,000	214,015
3.50%, 1/23/2025	100,000	102,516
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (d)	137,000	139,709
4.25%, 10/21/2025	105,000	110,389
3.50%, 11/16/2026	142,000	145,144
3.85%, 1/26/2027	45,000	46,304
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	209,000	214,779
2.60%, 2/7/2030	400,000	375,824
6.75%, 10/1/2037	80,000	107,586
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (d)	215,000	234,137
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	59,000	63,285
Invesco Finance plc
4.00%, 1/30/2024	29,000	29,692
3.75%, 1/15/2026	36,000	38,706
Jefferies Group LLC 6.45%, 6/8/2027	81,000	82,786
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	100,000	106,432
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	145,000	156,916
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (d)	220,000	225,799
Morgan Stanley
5.50%, 7/28/2021	35,000	36,335
2.63%, 11/17/2021	170,000	170,231
2.75%, 5/19/2022	100,000	101,060
3.75%, 2/25/2023	142,000	147,967
4.10%, 5/22/2023	100,000	103,567
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (d)	225,000	231,664
3.70%, 10/23/2024	69,000	72,900
4.00%, 7/23/2025	276,000	295,387
5.00%, 11/24/2025	70,000	77,377
3.88%, 1/27/2026	341,000	368,008
4.35%, 9/8/2026	20,000	21,552
3.63%, 1/20/2027	159,000	168,071
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (d)	222,000	232,674
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (d)	96,000	101,297
4.30%, 1/27/2045	85,000	102,812
Nomura Holdings, Inc. (Japan) 2.65%, 1/16/2025	212,000	207,513
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (d)	29,000	28,105

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Nuveen LLC 4.00%, 11/1/2028 (b)	160,000	167,351
S&P Global, Inc. 3.25%, 12/1/2049	150,000	149,176
State Street Corp. 3.10%, 5/15/2023	24,000	24,720
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	17,000	17,006
UBS Group AG (Switzerland) 4.13%, 9/24/2025 (b)	200,000	207,785

		7,224,274

Chemicals — 0.3%
Albemarle Corp. 5.45%, 12/1/2044	50,000	58,128
Celanese US Holdings LLC 3.50%, 5/8/2024	151,000	142,979
DuPont de Nemours, Inc. 5.32%, 11/15/2038	50,000	56,216
Eastman Chemical Co. 4.50%, 12/1/2028	220,000	232,096
Ecolab, Inc. 3.25%, 1/14/2023	90,000	89,836
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	45,000	52,748
5.00%, 9/26/2048	52,000	53,109
Nutrien Ltd. (Canada)
4.00%, 12/15/2026	70,000	68,725
4.20%, 4/1/2029	25,000	26,479
4.13%, 3/15/2035	90,000	87,071
5.00%, 4/1/2049	40,000	48,288
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	29,000	28,846
Union Carbide Corp.
7.50%, 6/1/2025	100,000	115,122
7.75%, 10/1/2096	80,000	93,377

		1,153,020

Commercial Services & Supplies — 0.0% (c)
Brambles USA, Inc. (Australia) 4.13%, 10/23/2025 (b)	70,000	77,344
Waste Management, Inc. 3.45%, 6/15/2029	70,000	74,909

		152,253

Construction Materials — 0.0% (c)
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	52,000	53,255
3.50%, 12/15/2027	100,000	98,815

		152,070

Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland) 4.45%, 4/3/2026	150,000	128,621
American Express Co. 4.20%, 11/6/2025	150,000	165,673
American Express Credit Corp. 2.25%, 5/5/2021	73,000	73,184
American Honda Finance Corp. 2.30%, 9/9/2026	17,000	16,282
Avolon Holdings Funding Ltd. (Ireland) 4.38%, 5/1/2026 (b)	150,000	120,064
Capital One Financial Corp.
3.75%, 4/24/2024	130,000	130,832
4.20%, 10/29/2025	40,000	39,859
3.75%, 7/28/2026	196,000	185,050
John Deere Capital Corp. 2.25%, 9/14/2026	125,000	127,328
Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (b)	100,000	90,339

		1,077,232

Containers & Packaging — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	155,000	153,762
WRKCo, Inc.
3.00%, 9/15/2024	80,000	79,943
3.90%, 6/1/2028	35,000	35,939

		269,644

Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	110,000	126,158
President & Fellows of Harvard College 3.30%, 7/15/2056	86,000	92,520
University of Southern California Series A, 3.23%, 10/1/2120	110,000	113,574

		332,252

Diversified Financial Services — 0.5%
AIG Global Funding 1.90%, 10/6/2021 (b)	100,000	98,751
CK Hutchison International Ltd. (United Kingdom) 1.88%, 10/3/2021 (b)	200,000	199,312
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	251,000	249,580
4.42%, 11/15/2035	600,000	648,222
GTP Acquisition Partners I LLC
2.35%, 6/15/2020 (b)	58,000	58,381
3.48%, 6/16/2025 (b)	67,000	67,383
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (b)	200,000	194,464
National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	44,000	46,181
ORIX Corp. (Japan)
2.90%, 7/18/2022	40,000	41,081
3.25%, 12/4/2024	100,000	105,067
3.70%, 7/18/2027	100,000	105,656
Shell International Finance BV (Netherlands) 2.13%, 5/11/2020	70,000	69,927

		1,884,005

Diversified Telecommunication Services — 0.6%
AT&T, Inc.
3.55%, 6/1/2024	155,000	160,062
3.95%, 1/15/2025	66,000	69,539
3.60%, 7/15/2025	45,000	46,731
4.30%, 2/15/2030	178,000	191,585
4.90%, 8/15/2037	230,000	258,131
6.00%, 8/15/2040	125,000	152,959

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	150,000	173,897
Telefonica Emisiones SA (Spain)
5.13%, 4/27/2020	25,000	25,041
5.46%, 2/16/2021	19,000	19,405
Verizon Communications, Inc.
2.63%, 8/15/2026	12,000	12,392
3.88%, 2/8/2029	75,000	83,951
4.02%, 12/3/2029	50,000	56,371
4.50%, 8/10/2033	125,000	150,471
4.40%, 11/1/2034	209,000	244,686
4.27%, 1/15/2036	85,000	99,302
5.25%, 3/16/2037	69,000	88,260
4.86%, 8/21/2046	134,000	174,724
4.67%, 3/15/2055	340,000	433,071

		2,440,578

Electric Utilities — 1.3%
AEP Transmission Co. LLC 3.15%, 9/15/2049	35,000	35,194
Alabama Power Co. 6.13%, 5/15/2038	62,000	78,763
Avangrid, Inc. 3.15%, 12/1/2024	72,000	71,621
Baltimore Gas & Electric Co. 3.50%, 8/15/2046	47,000	47,420
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	10,000	11,178
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	200,000	212,750
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	95,000	89,786
4.55%, 11/15/2030 (b)	65,000	69,291
Commonwealth Edison Co. 3.65%, 6/15/2046	30,000	31,770
Duke Energy Corp.
2.65%, 9/1/2026	100,000	99,240
3.40%, 6/15/2029	61,000	61,557
Duke Energy Indiana LLC 3.75%, 5/15/2046	60,000	65,196
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	46,000	49,597
Duke Energy Progress LLC 3.70%, 10/15/2046	54,000	58,213
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	160,000	157,593
Edison International
3.55%, 11/15/2024	284,000	282,101
4.13%, 3/15/2028	100,000	95,734
Emera US Finance LP (Canada) 4.75%, 6/15/2046	130,000	119,837
Enel Finance International NV (Italy) 3.63%, 5/25/2027 (b)	220,000	223,334
Entergy Arkansas LLC 3.50%, 4/1/2026	22,000	23,304
Entergy Corp. 2.95%, 9/1/2026	21,000	20,815
Entergy Louisiana LLC
2.40%, 10/1/2026	59,000	57,930
3.05%, 6/1/2031	38,000	38,036
4.00%, 3/15/2033	40,000	44,377
Entergy Mississippi LLC 3.85%, 6/1/2049	135,000	137,685
Evergy Metro, Inc.
3.15%, 3/15/2023	24,000	24,951
5.30%, 10/1/2041	50,000	60,023
4.20%, 3/15/2048	50,000	56,017
Evergy, Inc. 2.90%, 9/15/2029	170,000	161,042
FirstEnergy Corp.
2.65%, 3/1/2030	280,000	263,910
Series C, 4.85%, 7/15/2047	26,000	29,075
Series C, 3.40%, 3/1/2050	265,000	250,525
Florida Power & Light Co. 5.40%, 9/1/2035	50,000	64,170
Fortis, Inc. (Canada) 3.06%, 10/4/2026	124,000	118,788
Hydro-Quebec (Canada) Series IO, 8.05%, 7/7/2024	100,000	128,644
ITC Holdings Corp. 2.70%, 11/15/2022	100,000	99,295
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	40,000	42,762
6.15%, 6/1/2037	30,000	40,175
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	56,000	54,360
MidAmerican Energy Co. 3.50%, 10/15/2024	59,000	62,100
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	40,000	42,091
Nevada Power Co. Series CC, 3.70%, 5/1/2029	100,000	106,246
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	45,000	46,163
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	27,000	27,869
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	19,000	19,878
NRG Energy, Inc. 4.45%, 6/15/2029 (b)	110,000	111,463
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	25,000	30,494
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	19,000	18,133
Potomac Electric Power Co. 6.50%, 11/15/2037	75,000	103,126
PPL Capital Funding, Inc.
3.40%, 6/1/2023	30,000	30,807
4.00%, 9/15/2047	20,000	18,566
Progress Energy, Inc. 4.40%, 1/15/2021	35,000	35,291
Public Service Co. of Colorado 3.20%, 11/15/2020	18,000	18,005

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	175,000	236,139
Public Service Electric & Gas Co.
3.00%, 5/15/2025	83,000	85,275
5.38%, 11/1/2039	28,000	35,867
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	53,000	54,694
Series B, 3.65%, 3/1/2028	80,000	81,604
Series 05-B, 5.55%, 1/15/2036	80,000	92,570
4.05%, 3/15/2042	100,000	104,188
Tampa Electric Co. 4.45%, 6/15/2049	100,000	111,953
Toledo Edison Co. (The) 6.15%, 5/15/2037	50,000	73,024
Union Electric Co. 2.95%, 6/15/2027	36,000	36,964
Virginia Electric & Power Co.
6.35%, 11/30/2037	70,000	93,840
3.30%, 12/1/2049	50,000	50,001

		5,302,410

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	8,000	7,948
3.25%, 9/8/2024	44,000	41,599
3.88%, 1/12/2028	22,000	21,093
Corning, Inc. 3.90%, 11/15/2049	174,000	169,727

		240,367

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC
3.14%, 11/7/2029	180,000	156,103
5.13%, 9/15/2040	40,000	35,884
Halliburton Co.
3.80%, 11/15/2025	4,000	3,550
4.85%, 11/15/2035	30,000	23,286
6.70%, 9/15/2038	60,000	52,332
National Oilwell Varco, Inc. 3.60%, 12/1/2029	200,000	149,461
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (b)	55,000	52,053
3.90%, 5/17/2028 (b)	62,000	57,656

		530,325

Entertainment — 0.1%
NBCUniversal Media LLC 5.95%, 4/1/2041	75,000	103,632
Walt Disney Co. (The) 7.30%, 4/30/2028	150,000	197,241

		300,873

Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	23,000	23,077
4.00%, 2/1/2050	125,000	113,232
American Campus Communities Operating Partnership LP
3.63%, 11/15/2027	100,000	99,768
2.85%, 2/1/2030	190,000	177,924
American Tower Corp.
5.00%, 2/15/2024	71,000	75,159
3.38%, 10/15/2026	44,000	44,007
2.90%, 1/15/2030	30,000	29,194
3.70%, 10/15/2049	230,000	219,926
American Tower Trust #1
3.07%, 3/15/2023 (b)	80,000	78,601
144A, 3.65%, 3/23/2028 (b)	160,000	155,390
Boston Properties LP
3.13%, 9/1/2023	30,000	30,560
3.20%, 1/15/2025	61,000	62,931
3.65%, 2/1/2026	67,000	71,280
Brixmor Operating Partnership LP
3.65%, 6/15/2024	50,000	46,505
3.85%, 2/1/2025	50,000	49,342
Crown Castle International Corp.
4.88%, 4/15/2022	30,000	31,495
5.25%, 1/15/2023	60,000	63,633
4.00%, 3/1/2027	24,000	24,735
Digital Realty Trust LP 3.70%, 8/15/2027	31,000	29,958
Duke Realty LP 3.25%, 6/30/2026	18,000	17,995
Essex Portfolio LP 2.65%, 3/15/2032	145,000	128,830
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	79,000	84,255
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	43,000	40,496
Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	310,000	277,236
Healthpeak Properties, Inc.
3.88%, 8/15/2024	115,000	117,214
3.50%, 7/15/2029	132,000	129,121
3.00%, 1/15/2030	90,000	84,448
Life Storage LP 4.00%, 6/15/2029	150,000	152,462
National Retail Properties, Inc.
3.60%, 12/15/2026	58,000	58,058
4.30%, 10/15/2028	150,000	152,812
Office Properties Income Trust 4.00%, 7/15/2022	78,000	76,268
Prologis LP 3.25%, 10/1/2026	19,000	19,416
Realty Income Corp.
3.88%, 7/15/2024	20,000	19,921
3.88%, 4/15/2025	60,000	61,366
4.65%, 3/15/2047	38,000	40,125
Regency Centers LP 2.95%, 9/15/2029	215,000	202,691
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	170,000	173,532
SITE Centers Corp. 3.63%, 2/1/2025	61,000	61,778
UDR, Inc.
2.95%, 9/1/2026	28,000	27,203
3.20%, 1/15/2030	150,000	147,775
3.00%, 8/15/2031	25,000	23,920
Ventas Realty LP
4.13%, 1/15/2026	34,000	33,944
3.85%, 4/1/2027	49,000	47,517
Vornado Realty LP 3.50%, 1/15/2025	60,000	58,972

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Welltower, Inc.
2.70%, 2/15/2027	63,000	59,906
3.10%, 1/15/2030	85,000	80,386
6.50%, 3/15/2041	125,000	148,171
WP Carey, Inc. 4.25%, 10/1/2026	70,000	72,006

		4,024,541

Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (b)	90,000	83,660
3.80%, 1/25/2050 (b)	230,000	201,960
Costco Wholesale Corp. 2.75%, 5/18/2024	21,000	22,044
CVS Pass-Through Trust
7.51%, 1/10/2032 (b)	71,188	92,571
Series 2013, 4.70%, 1/10/2036 (b)	162,879	191,873
Kroger Co. (The) 5.40%, 7/15/2040	18,000	21,391

		613,499

Food Products — 0.2%
Campbell Soup Co. 4.80%, 3/15/2048	50,000	60,210
Cargill, Inc. 3.25%, 3/1/2023 (b)	25,000	25,989
Conagra Brands, Inc. 5.30%, 11/1/2038	35,000	38,093
General Mills, Inc.
4.00%, 4/17/2025	60,000	64,656
4.15%, 2/15/2043	100,000	101,191
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	27,000	29,466
Smithfield Foods, Inc. 5.20%, 4/1/2029 (b)	160,000	161,067
Tyson Foods, Inc.
4.88%, 8/15/2034	20,000	24,403
5.15%, 8/15/2044	90,000	106,552
4.55%, 6/2/2047	100,000	109,768

		721,395

Gas Utilities — 0.3%
Atmos Energy Corp.
4.13%, 10/15/2044	50,000	54,323
4.13%, 3/15/2049	155,000	176,984
Boston Gas Co. 4.49%, 2/15/2042 (b)	22,000	22,827
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	80,000	82,472
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	25,000	25,213
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	49,000	48,749
Series C, 3.90%, 11/15/2049	137,000	118,481
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	200,000	204,412
Southern California Gas Co.
Series XX, 2.55%, 2/1/2030	195,000	190,306
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	53,000	64,232
4.80%, 3/15/2047 (b)	26,000	25,471
Southwest Gas Corp. 3.80%, 9/29/2046	44,000	48,172

		1,061,642

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.90%, 11/30/2046	210,000	286,972
Becton Dickinson and Co. 4.67%, 6/6/2047	160,000	172,631
Boston Scientific Corp.
3.75%, 3/1/2026	100,000	104,892
4.55%, 3/1/2039	100,000	109,934
DH Europe Finance II SARL 3.25%, 11/15/2039	184,000	179,431
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	27,000	27,667

		881,527

Health Care Providers & Services — 0.5%
Anthem, Inc.
3.30%, 1/15/2023	18,000	18,246
3.35%, 12/1/2024	70,000	71,283
4.10%, 3/1/2028	55,000	59,212
4.65%, 1/15/2043	18,000	20,303
4.65%, 8/15/2044	65,000	72,048
Cigna Corp. 4.50%, 2/25/2026 (b)	127,000	137,131
CVS Health Corp.
4.30%, 3/25/2028	95,000	100,890
3.25%, 8/15/2029	155,000	150,965
5.05%, 3/25/2048	323,000	366,801
HCA, Inc.
5.25%, 6/15/2026	130,000	136,366
5.13%, 6/15/2039	125,000	129,106
Memorial Health Services 3.45%, 11/1/2049	245,000	250,888
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	83,000	86,951
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	36,000	38,437
Quest Diagnostics, Inc. 3.45%, 6/1/2026	17,000	17,464
UnitedHealth Group, Inc.
4.63%, 7/15/2035	34,000	40,528
3.50%, 8/15/2039	160,000	172,077

		1,868,696

Hotels, Restaurants & Leisure — 0.0% (c)
McDonald’s Corp. 4.70%, 12/9/2035	60,000	67,799

Household Products — 0.0% (c)
Procter & Gamble - ESOP Series A, 9.36%, 1/1/2021	11,946	12,460

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	50,000	50,560
4.25%, 6/15/2022	38,000	38,005
6.25%, 10/1/2039	100,000	94,055
5.75%, 10/1/2041	29,000	26,292

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
PSEG Power LLC 4.15%, 9/15/2021	37,000	37,517
Southern Power Co. 5.15%, 9/15/2041	50,000	47,841
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	25,000	28,269

		322,539

Industrial Conglomerates — 0.1%
General Electric Co. 5.88%, 1/14/2038	100,000	117,314
Honeywell International, Inc. 2.50%, 11/1/2026	150,000	152,161

		269,475

Insurance — 1.1%
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (b)	200,000	194,000
3.90%, 4/6/2028 (b)	210,000	220,901
3.60%, 4/9/2029 (b)	200,000	207,250
American Financial Group, Inc. 3.50%, 8/15/2026	100,000	95,188
American International Group, Inc. 3.88%, 1/15/2035	180,000	176,450
Assurant, Inc. 4.20%, 9/27/2023	85,000	90,294
Athene Global Funding
2.75%, 4/20/2020 (b)	106,000	105,769
2.75%, 6/25/2024 (b)	155,000	155,153
2.95%, 11/12/2026 (b)	410,000	393,360
Berkshire Hathaway Finance Corp. 4.30%, 5/15/2043	62,000	73,847
Chubb INA Holdings, Inc.
2.88%, 11/3/2022	42,000	42,622
2.70%, 3/13/2023	120,000	123,188
CNA Financial Corp. 3.95%, 5/15/2024	44,000	45,709
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)
(ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (e) (f)	200,000	200,000
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	21,000	23,916
Harborwalk Funding Trust
(ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (b) (d)	150,000	176,785
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	70,000	72,656
Jackson National Life Global Funding
3.88%, 6/11/2025 (b)	87,000	93,384
3.05%, 4/29/2026 (b)	104,000	111,622
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	27,000	29,864
3.95%, 10/15/2050 (b)	207,000	192,161
Lincoln National Corp.
4.20%, 3/15/2022	20,000	20,307
4.00%, 9/1/2023	50,000	50,009
3.80%, 3/1/2028	80,000	79,656
4.35%, 3/1/2048	160,000	146,600
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (d)	100,000	96,438
Markel Corp. 3.63%, 3/30/2023	40,000	38,830
Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070 (b)	30,000	27,812
MetLife, Inc. 4.13%, 8/13/2042	28,000	29,474
New York Life Global Funding
2.00%, 4/13/2021 (b)	29,000	28,968
2.35%, 7/14/2026 (b)	65,000	64,715
New York Life Insurance Co. 4.45%, 5/15/2069 (b)	105,000	109,900
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	107,721
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (d)	134,000	114,377
Principal Financial Group, Inc.
3.13%, 5/15/2023	30,000	29,761
3.70%, 5/15/2029	30,000	30,987
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d) (e) (f)	50,000	42,326
Prudential Financial, Inc. 3.91%, 12/7/2047	61,000	58,988
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	150,000	182,401
Reliance Standard Life Global Funding II
3.85%, 9/19/2023 (b)	105,000	112,888
2.75%, 1/21/2027 (b)	140,000	130,238
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	50,000	48,063

		4,374,578

Internet & Direct Marketing Retail — 0.0% (c)
Amazon.com, Inc. 3.88%, 8/22/2037	80,000	95,881

IT Services — 0.2%
DXC Technology Co. 4.25%, 4/15/2024	34,000	35,165
Fiserv, Inc.
3.20%, 7/1/2026	70,000	72,049
4.40%, 7/1/2049	65,000	69,254
Global Payments, Inc. 4.15%, 8/15/2049	140,000	133,947
IBM Credit LLC 3.00%, 2/6/2023	110,000	113,730
International Business Machines Corp.
3.30%, 5/15/2026	260,000	278,854
6.22%, 8/1/2027	50,000	63,509
Western Union Co. (The) 3.60%, 3/15/2022	100,000	101,289

		867,797

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Life Sciences Tools & Services — 0.0% (c)
Thermo Fisher Scientific, Inc. 2.95%, 9/19/2026	30,000	30,364

Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	75,000	83,650
Otis Worldwide Corp. 2.57%, 2/15/2030 (b)	280,000	271,189
Parker-Hannifin Corp.
4.45%, 11/21/2044	30,000	31,574
4.10%, 3/1/2047	21,000	21,503

		407,916

Media — 0.7%
Charter Communications Operating LLC
5.38%, 4/1/2038	38,000	41,012
4.80%, 3/1/2050	240,000	250,063
Comcast Cable Holdings LLC 10.13%, 4/15/2022	75,000	86,374
Comcast Corp.
3.95%, 10/15/2025	119,000	131,019
3.15%, 3/1/2026	127,000	133,232
3.55%, 5/1/2028	66,000	71,607
4.25%, 1/15/2033	167,000	196,729
4.20%, 8/15/2034	89,000	101,475
3.90%, 3/1/2038	32,000	35,972
4.60%, 10/15/2038	145,000	180,654
3.25%, 11/1/2039	130,000	137,193
4.00%, 11/1/2049	52,000	61,426
3.45%, 2/1/2050	246,000	269,935
4.95%, 10/15/2058	180,000	248,590
Cox Communications, Inc.
3.35%, 9/15/2026 (b)	67,000	65,879
4.60%, 8/15/2047 (b)	39,000	40,324
Discovery Communications LLC
4.38%, 6/15/2021	78,000	79,756
6.35%, 6/1/2040	90,000	104,142
Time Warner Cable LLC
6.55%, 5/1/2037	50,000	56,141
7.30%, 7/1/2038	50,000	61,418
5.50%, 9/1/2041	100,000	104,565
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	90,000	123,906
ViacomCBS, Inc.
3.70%, 8/15/2024	99,000	100,968
4.00%, 1/15/2026	42,000	43,302

		2,725,682

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 4.00%, 9/11/2027 (b)	200,000	188,193
Nucor Corp. 6.40%, 12/1/2037	30,000	37,716
Steel Dynamics, Inc. 3.45%, 4/15/2030	177,000	160,361

		386,270

Multiline Retail — 0.0% (c)
Dollar General Corp. 4.13%, 5/1/2028	55,000	58,136

Multi-Utilities — 0.3%
Ameren Illinois Co. 3.25%, 3/15/2050	185,000	185,371
CMS Energy Corp.
3.88%, 3/1/2024	110,000	112,108
2.95%, 2/15/2027	47,000	46,339
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	38,000	46,945
4.50%, 5/15/2058	54,000	59,569
Consumers Energy Co. 3.25%, 8/15/2046	19,000	19,049
Delmarva Power & Light Co. 4.15%, 5/15/2045	50,000	55,687
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	60,000	59,670
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	50,000	52,493
NiSource, Inc.
2.95%, 9/1/2029	85,000	80,741
6.25%, 12/15/2040	130,000	149,425
San Diego Gas & Electric Co. 5.35%, 5/15/2035	70,000	86,838
Sempra Energy 4.05%, 12/1/2023	62,000	63,542
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	37,000	37,169
2.45%, 10/1/2023	19,000	19,219
3.25%, 6/15/2026	17,000	16,736
5.88%, 3/15/2041	96,000	108,827
4.40%, 6/1/2043	42,000	43,595
3.95%, 10/1/2046	21,000	18,788
WEC Energy Group, Inc. 3.55%, 6/15/2025	43,000	43,756

		1,305,867

Oil, Gas & Consumable Fuels — 1.2%
Apache Corp. 5.10%, 9/1/2040	100,000	44,202
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (b)	120,000	128,831
4.25%, 7/15/2027 (b)	73,000	76,012
Boardwalk Pipelines LP 4.80%, 5/3/2029	70,000	52,794
BP Capital Markets America, Inc. 3.02%, 1/16/2027	35,000	35,540
BP Capital Markets plc (United Kingdom)
3.51%, 3/17/2025	15,000	15,613
3.28%, 9/19/2027	259,000	260,733
Buckeye Partners LP 5.85%, 11/15/2043	100,000	66,970
Cameron LNG LLC 3.70%, 1/15/2039 (b)	188,000	166,764

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Chevron Corp.
2.41%, 3/3/2022	150,000	151,123
2.57%, 5/16/2023	200,000	204,502
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	28,000	27,755
4.13%, 1/16/2025	33,000	30,608
5.38%, 6/26/2026	39,000	37,731
Enable Midstream Partners LP
4.95%, 5/15/2028	40,000	19,955
4.15%, 9/15/2029	102,000	46,932
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	27,000	26,778
4.50%, 6/10/2044	75,000	69,363
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	60,000	45,000
Energy Transfer Operating LP
4.75%, 1/15/2026	32,000	28,276
6.05%, 6/1/2041	100,000	87,226
5.00%, 5/15/2050	220,000	169,823
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	50,000	60,721
Enterprise Products Operating LLC
3.90%, 2/15/2024	25,000	25,443
3.70%, 2/15/2026	38,000	37,927
7.55%, 4/15/2038	86,000	99,753
4.45%, 2/15/2043	87,000	82,274
5.10%, 2/15/2045	16,000	16,005
4.20%, 1/31/2050	60,000	56,181
3.70%, 1/31/2051	100,000	89,237
4.95%, 10/15/2054	6,000	6,144
EQM Midstream Partners LP 5.50%, 7/15/2028	130,000	72,241
EQT Corp. 3.90%, 10/1/2027	60,000	41,382
Equinor ASA (Norway)
2.65%, 1/15/2024	143,000	145,330
3.25%, 11/10/2024	23,000	22,503
Exxon Mobil Corp. 3.00%, 8/16/2039	155,000	155,214
Hess Corp. 6.00%, 1/15/2040	67,000	48,288
Kinder Morgan, Inc. 4.30%, 3/1/2028	140,000	137,406
Magellan Midstream Partners LP
3.20%, 3/15/2025	14,000	12,715
6.40%, 5/1/2037	70,000	83,817
4.20%, 12/1/2042	27,000	23,511
Marathon Petroleum Corp. 3.63%, 9/15/2024	29,000	25,715
MPLX LP
5.25%, 1/15/2025 (b)	45,000	39,609
4.13%, 3/1/2027	52,000	44,345
4.80%, 2/15/2029	61,000	53,769
4.50%, 4/15/2038	140,000	109,420
4.70%, 4/15/2048	10,000	7,741
5.50%, 2/15/2049	85,000	71,761
Noble Energy, Inc.
3.25%, 10/15/2029	110,000	64,321
6.00%, 3/1/2041	114,000	76,509
Occidental Petroleum Corp.
3.00%, 2/15/2027	55,000	26,160
7.88%, 9/15/2031	90,000	47,866
ONEOK Partners LP
3.38%, 10/1/2022	8,000	7,438
5.00%, 9/15/2023	72,000	66,322
6.65%, 10/1/2036	15,000	13,641
ONEOK, Inc.
3.40%, 9/1/2029	60,000	44,836
4.45%, 9/1/2049	220,000	170,915
Ovintiv, Inc. 7.20%, 11/1/2031	80,000	35,142
Petroleos Mexicanos (Mexico) 6.75%, 9/21/2047	110,000	72,050
Phillips 66 Partners LP
3.15%, 12/15/2029	95,000	77,853
4.90%, 10/1/2046	37,000	31,209
Plains All American Pipeline LP
4.30%, 1/31/2043	30,000	17,848
4.70%, 6/15/2044	110,000	72,445
Spectra Energy Partners LP
3.50%, 3/15/2025	19,000	17,722
5.95%, 9/25/2043	25,000	27,667
4.50%, 3/15/2045	7,000	6,364
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	60,000	57,403
6.80%, 5/15/2038	145,000	153,290
Sunoco Logistics Partners Operations LP
3.90%, 7/15/2026	24,000	20,219
6.10%, 2/15/2042	60,000	51,898
TC PipeLines LP 3.90%, 5/25/2027	26,000	24,681
Texas Eastern Transmission LP 3.50%, 1/15/2028 (b)	15,000	13,762
Total Capital International SA (France) 3.46%, 7/12/2049	145,000	148,029
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	70,000	81,148
4.75%, 5/15/2038	80,000	79,234
Valero Energy Corp. 7.50%, 4/15/2032	14,000	16,223
Williams Cos., Inc. (The)
3.90%, 1/15/2025	25,000	22,416
4.85%, 3/1/2048	53,000	49,473

		4,955,067

Personal Products — 0.0% (c)
Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	150,000	145,683

Pharmaceuticals — 0.4%
Allergan Funding SCS
3.45%, 3/15/2022	52,000	53,983
3.85%, 6/15/2024	42,000	43,988
Allergan, Inc.
3.38%, 9/15/2020	43,000	43,458
2.80%, 3/15/2023	100,000	99,415
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	50,000	71,663
4.00%, 9/18/2042	40,000	45,036
Bristol-Myers Squibb Co.
3.20%, 6/15/2026 (b)	187,000	199,726

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
3.90%, 2/20/2028 (b)	100,000	111,344
4.13%, 6/15/2039 (b)	114,000	137,557
5.70%, 10/15/2040 (b)	53,000	73,614
5.00%, 8/15/2045 (b)	165,000	221,349
4.55%, 2/20/2048 (b)	60,000	76,057
Mylan NV 3.95%, 6/15/2026	35,000	34,955
Mylan, Inc.
3.13%, 1/15/2023 (b)	25,000	24,244
5.40%, 11/29/2043	21,000	20,940
Pfizer, Inc. 3.90%, 3/15/2039	150,000	169,675
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	83,000	84,679
3.20%, 9/23/2026	234,000	239,318

		1,751,001

Real Estate Management & Development — 0.0% (c)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (b)	200,000	193,896

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	85,000	115,181
5.40%, 6/1/2041	126,000	163,098
4.38%, 9/1/2042	25,000	29,282
5.15%, 9/1/2043	77,000	100,094
4.70%, 9/1/2045	35,000	42,649
CSX Corp.
5.50%, 4/15/2041	50,000	58,942
4.75%, 11/15/2048	108,000	124,557
3.35%, 9/15/2049	10,000	9,470
ERAC USA Finance LLC
4.50%, 8/16/2021 (b)	45,000	45,875
2.60%, 12/1/2021 (b)	50,000	50,051
7.00%, 10/15/2037 (b)	160,000	203,613
5.63%, 3/15/2042 (b)	12,000	13,068
JB Hunt Transport Services, Inc.
3.85%, 3/15/2024	70,000	72,143
3.88%, 3/1/2026	85,000	87,804
Norfolk Southern Corp.
3.95%, 10/1/2042	70,000	71,367
4.05%, 8/15/2052	40,000	43,180
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (b)	25,000	25,866
3.40%, 11/15/2026 (b)	25,000	26,435
4.20%, 4/1/2027 (b)	75,000	77,074
Ryder System, Inc. 2.25%, 9/1/2021	100,000	99,421
Union Pacific Corp. 4.10%, 9/15/2067	150,000	161,746

		1,620,916

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 4.50%, 12/5/2036	64,000	68,784
Broadcom Corp.
3.63%, 1/15/2024	120,000	118,744
3.88%, 1/15/2027	100,000	95,326
Broadcom, Inc. 4.75%, 4/15/2029 (b)	370,000	375,805
Intel Corp. 3.10%, 2/15/2060	50,000	54,226

		712,885

Software — 0.3%
Microsoft Corp.
2.65%, 11/3/2022	160,000	167,763
2.00%, 8/8/2023	125,000	129,229
3.50%, 2/12/2035	68,000	80,491
3.45%, 8/8/2036	125,000	142,797
4.00%, 2/12/2055	19,000	24,215
3.95%, 8/8/2056	48,000	59,970
Oracle Corp.
2.50%, 5/15/2022	52,000	52,862
2.40%, 9/15/2023	101,000	103,088
4.30%, 7/8/2034	23,000	26,931
3.90%, 5/15/2035	93,000	100,415
3.85%, 7/15/2036	107,000	111,726
VMware, Inc. 2.95%, 8/21/2022	101,000	101,253

		1,100,740

Specialty Retail — 0.2%
Home Depot, Inc. (The)
3.90%, 12/6/2028	110,000	122,126
3.13%, 12/15/2049	200,000	200,940
Lowe’s Cos., Inc.
3.65%, 4/5/2029	141,000	145,200
4.55%, 4/5/2049	98,000	108,449
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	80,000	80,837
3.60%, 9/1/2027	49,000	47,082

		704,634

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.20%, 5/13/2025	32,000	34,663
2.45%, 8/4/2026	74,000	77,540
3.20%, 5/11/2027	57,000	61,771
3.00%, 6/20/2027	56,000	60,590
3.45%, 2/9/2045	82,000	92,554
3.85%, 8/4/2046	117,000	141,303
3.75%, 9/12/2047	140,000	164,781
2.95%, 9/11/2049	74,000	78,092
Dell International LLC 6.02%, 6/15/2026 (b)	135,000	143,646

		854,940

Thrifts & Mortgage Finance — 0.0% (c)
BPCE SA (France) 4.63%, 7/11/2024 (b)	200,000	196,633

Tobacco — 0.0% (c)
BAT Capital Corp. (United Kingdom) 4.54%, 8/15/2047	60,000	54,754

Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.25%, 3/1/2025	48,000	37,715
3.63%, 4/1/2027	85,000	71,272
3.25%, 10/1/2029	220,000	176,253
Aviation Capital Group LLC 2.88%, 1/20/2022 (b)	100,000	90,381

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
BOC Aviation Ltd. (Singapore) 2.38%, 9/15/2021 (b)	200,000	202,746
International Lease Finance Corp.
8.63%, 1/15/2022	70,000	67,895
5.88%, 8/15/2022	150,000	134,096
WW Grainger, Inc. 4.60%, 6/15/2045	77,000	91,992

		872,350

Transportation Infrastructure — 0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (b)	360,000	356,665

Water Utilities — 0.0% (c)
American Water Capital Corp.
3.45%, 6/1/2029	35,000	37,349
4.00%, 12/1/2046	52,000	52,671

		90,020

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	200,000	203,025
4.38%, 4/22/2049	200,000	220,322
Crown Castle Towers LLC
3.22%, 5/15/2022 (b)	42,000	42,012
3.66%, 5/15/2025 (b)	60,000	60,025
Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	100,000	113,369
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	64,000	77,233
4.88%, 6/19/2049	255,000	281,709

		997,695

TOTAL CORPORATE BONDS (Cost $78,084,671)		78,791,105

MORTGAGE-BACKED SECURITIES — 19.4%
FHLMC
Pool # 611141, ARM, 4.16%, 1/1/2027 (g)	15,356	15,484
Pool # 846812, ARM, 4.16%, 4/1/2030 (g)	3,868	3,905
Pool # 1B1665, ARM, 4.69%, 4/1/2034 (g)	16,257	16,604
Pool # 1B2844, ARM, 3.97%, 3/1/2035 (g)	29,988	30,275
Pool # 1B3209, ARM, 3.80%, 1/1/2037 (g)	15,071	15,388
FHLMC Gold Pools, 30 Year
Pool # D70244, 6.00%, 4/1/2026	44,202	48,886
Pool # G00981, 8.50%, 7/1/2028	1,372	1,578
Pool # C22459, 6.50%, 2/1/2029	375	416
Pool # C00785, 6.50%, 6/1/2029	8,814	9,937
Pool # C01292, 6.00%, 2/1/2032	5,354	6,136
Pool # C66034, 6.50%, 4/1/2032	31,082	34,455
Pool # A13625, 5.50%, 10/1/2033	34,333	39,188
Pool # A28796, 6.50%, 11/1/2034	7,501	8,873
Pool # A46417, 7.00%, 4/1/2035	37,750	46,059
Pool # V83115, 4.50%, 3/1/2047	1,513,109	1,645,682
Pool # Q48338, 4.50%, 5/1/2047	171,366	186,595
Pool # G61060, 4.50%, 6/1/2047	1,975,528	2,125,847
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	32,586	36,669
Pool # U80265, 3.50%, 4/1/2033	444,065	478,995
Pool # U90690, 3.50%, 6/1/2042	440,847	470,783
Pool # U90975, 4.00%, 6/1/2042	197,571	216,693
Pool # U99134, 4.00%, 1/1/2046	248,243	272,456
FHLMC UMBS, 30 Year Pool # RA2008, 4.00%, 1/1/2050	882,132	949,961
FNMA
Pool # 303532, ARM, 4.07%, 3/1/2029 (g)	619	623
Pool # 745446, ARM, 4.06%, 4/1/2033 (g)	19,821	20,166
Pool # 722985, ARM, 4.53%, 7/1/2033 (g)	15,149	15,285
Pool # 766610, ARM, 3.71%, 1/1/2034 (g)	31,408	32,063
Pool # 735332, ARM, 4.36%, 8/1/2034 (g)	34,332	34,569
Pool # 735740, ARM, 4.36%, 10/1/2034 (g)	19,462	19,627
Pool # 810896, ARM, 3.44%, 1/1/2035 (g)	76,979	77,942
Pool # 823660, ARM, 4.52%, 5/1/2035 (g)	27,943	28,232
FNMA UMBS, 15 Year
Pool # 735911, 6.50%, 8/1/2020	232	233
Pool # 840495, 5.50%, 4/1/2022	4,132	4,160
Pool # 899316, 5.50%, 4/1/2022	241	247
Pool # 928637, 6.00%, 9/1/2022	1,966	2,040
Pool # 949415, 4.50%, 3/1/2023	3,532	3,692
Pool # 962871, 4.50%, 5/1/2023	6,585	6,912

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
FNMA UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	2,680	2,969
Pool # 555791, 6.50%, 12/1/2022	2,320	2,571
Pool # 762498, 5.00%, 11/1/2023	60,854	65,602
Pool # 255609, 4.50%, 1/1/2025	8,096	8,696
Pool # FM1345, 4.50%, 11/1/2038	1,132,905	1,242,874
FNMA UMBS, 30 Year
Pool # 250375, 6.50%, 9/1/2025	1,208	1,339
Pool # 338417, 6.50%, 5/1/2026	405	449
Pool # 689977, 8.00%, 3/1/2027	10,547	11,744
Pool # 755973, 8.00%, 11/1/2028	25,309	29,582
Pool # 252211, 6.00%, 1/1/2029	1,528	1,720
Pool # 524949, 7.50%, 3/1/2030	6,954	7,189
Pool # 622534, 3.00%, 9/1/2031	111,175	116,652
Pool # 788150, 6.00%, 3/1/2032	18,060	20,150
Pool # 545639, 6.50%, 4/1/2032	37,744	44,520
Pool # 674349, 6.00%, 3/1/2033	6,872	7,695
Pool # AD0755, 7.00%, 6/1/2035	487,291	579,461
Pool # 833039, 5.00%, 9/1/2035	27,010	30,038
Pool # 745932, 6.50%, 11/1/2036	48,532	57,412
Pool # 944831, 5.50%, 2/1/2038	4,292	4,713
Pool # 961799, 5.50%, 3/1/2038	2,686	3,038
Pool # 976582, 4.50%, 4/1/2038	2,199	2,364
Pool # 985558, 5.50%, 6/1/2038	1,248	1,408
Pool # AL3438, 6.50%, 10/1/2038	506,485	570,188
Pool # AA4236, 4.50%, 4/1/2039	178,683	195,567
Pool # 935241, 4.50%, 5/1/2039	6,346	6,938
Pool # MA2535, 4.50%, 2/1/2046	450,422	488,669
Pool # BH4683, 4.00%, 6/1/2047	410,417	446,688
Pool # BH4684, 4.00%, 6/1/2047	420,554	455,655
Pool # BH4685, 4.00%, 6/1/2047	435,330	479,649
Pool # BK9030, 5.00%, 10/1/2048	1,353,429	1,463,049
Pool # BM5430, 5.00%, 1/1/2049	740,129	820,360
Pool # BN5899, 5.00%, 2/1/2049	285,628	308,763
Pool # BK8745, 4.50%, 4/1/2049	1,093,364	1,185,949
Pool # BN4707, 5.00%, 4/1/2049	1,353,288	1,486,644
Pool # FM1939, 4.50%, 5/1/2049	918,631	994,262
Pool # CA3713, 5.00%, 6/1/2049	999,836	1,080,728
Pool # BN6475, 4.00%, 7/1/2049	935,735	1,001,595
Pool # BO2170, 4.00%, 7/1/2049	1,155,812	1,236,299
Pool # BO2305, 4.00%, 7/1/2049	291,220	311,603
Pool # BK8758, 4.50%, 7/1/2049	894,203	980,783
Pool # BO5625, 3.50%, 8/1/2049	1,130,669	1,218,149
Pool # BP4357, 3.00%, 2/1/2050	1,200,000	1,292,239
FNMA, 30 Year
Pool # 506427, 9.00%, 4/1/2025	10,474	11,272
Pool # 535442, 8.50%, 6/1/2030	2,150	2,375
FNMA, Other
Pool # AM0806, 2.45%, 11/1/2022	496,756	514,313
Pool # AM1619, 2.34%, 12/1/2022	261,305	270,103
Pool # AM2747, 2.50%, 4/1/2023	500,000	521,281
Pool # AM3244, 2.52%, 5/1/2023	1,000,000	1,044,292
Pool # AM3851, 3.02%, 7/1/2023	1,000,000	1,061,122
Pool # AN0029, 3.10%, 9/1/2025	977,736	1,072,056
Pool # AM4660, 3.77%, 12/1/2025	294,145	330,281
Pool # AN0890, 2.63%, 3/1/2026	482,306	519,053
Pool # AM6381, 3.29%, 8/1/2026	1,000,000	1,115,800
Pool # AM6392, 3.29%, 8/1/2026	915,872	1,020,867
Pool # BL0044, 3.71%, 8/1/2026	794,646	894,039
Pool # AM7321, 3.12%, 11/1/2026	961,283	1,062,329
Pool # AM7515, 3.34%, 2/1/2027	1,000,000	1,118,498

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # AN1600, 2.59%, 6/1/2028	872,409	942,449
Pool # AN9686, 3.52%, 6/1/2028	500,000	574,203
Pool # AN9656, 3.57%, 7/1/2028	586,750	672,812
Pool # AN2466, 2.57%, 8/1/2028	495,113	535,214
Pool # 109452, 3.64%, 8/1/2028	979,796	1,121,380
Pool # 405220, 6.00%, 9/1/2028	11,487	12,709
Pool # BL5798, 2.47%, 12/1/2028	1,273,278	1,359,459
Pool # BL1040, 3.81%, 12/1/2028	300,000	349,745
Pool # AN4559, 3.28%, 2/1/2029	1,497,930	1,684,929
Pool # AN4975, 3.21%, 3/1/2029	2,500,000	2,823,758
Pool # AN5672, 3.20%, 6/1/2029	1,482,681	1,673,404
Pool # AN6099, 3.04%, 7/1/2029	900,000	1,006,652
Pool # AN5998, 3.06%, 7/1/2029	2,865,371	3,190,386
Pool # AN5971, 2.99%, 8/1/2029	1,400,000	1,561,263
Pool # BL4435, 2.42%, 10/1/2029	700,000	750,197
Pool # AN6846, 2.93%, 10/1/2029	1,100,000	1,223,602
Pool # AM6811, 3.69%, 10/1/2029	636,169	737,166
Pool # BL4333, 2.52%, 11/1/2029	1,100,000	1,186,258
Pool # AN9976, 3.96%, 2/1/2030	1,200,000	1,412,040
Pool # AM8692, 3.03%, 4/1/2030	650,000	732,747
Pool # AM8544, 3.08%, 4/1/2030	483,317	542,654
Pool # 754922, 5.50%, 9/1/2033	29,562	32,974
Pool # BL4886, 2.84%, 11/1/2034	797,000	882,866
Pool # 847108, 6.50%, 10/1/2035	74,720	85,375
Pool # AL9678, 4.00%, 2/1/2036	1,328,209	1,430,481
Pool # AN1330, 3.19%, 3/1/2036	1,079,991	1,218,102
Pool # 257172, 5.50%, 4/1/2038	4,310	4,922
Pool # AO9352, 4.00%, 7/1/2042	229,207	251,623
Pool # MA1125, 4.00%, 7/1/2042	359,621	394,435
Pool # MA1178, 4.00%, 9/1/2042	173,211	190,006
Pool # MA1437, 3.50%, 5/1/2043	493,263	526,692
Pool # AL6167, 3.50%, 1/1/2044	535,588	571,877
Pool # MA2545, 3.50%, 2/1/2046	927,812	990,716
Pool # MA2793, 3.50%, 10/1/2046	296,415	316,610
FNMA/FHLMC UMBS, Single Family, 30 Year 3.50%, 4/25/2050	3,800,000	4,019,836
GNMA I, 30 Year
Pool # 326977, 7.50%, 5/15/2023	1,673	1,774
Pool # 359588, 7.50%, 6/15/2023	354	356
Pool # 782507, 9.50%, 10/15/2024	1,234	1,270
Pool # 780029, 9.00%, 11/15/2024	141	141
Pool # 405535, 7.00%, 12/15/2025	1,050	1,141
Pool # 412336, 8.00%, 10/15/2027	1,618	1,828
Pool # 451507, 8.00%, 10/15/2027	2,148	2,193
Pool # 412369, 7.00%, 11/15/2027	1,209	1,331
Pool # 467705, 6.50%, 3/15/2028	1,501	1,647
Pool # 472679, 7.00%, 6/15/2028	3,370	3,744
Pool # 486537, 7.50%, 9/15/2028	2,170	2,393
Pool # 781614, 7.00%, 6/15/2033	5,475	6,756
Pool # 617653, 6.00%, 5/15/2037	29,626	32,680
Pool # 678574, 5.50%, 6/15/2038	683,395	779,694
Pool # 681554, 5.50%, 7/15/2038	670,374	772,330
Pool # 678169, 5.50%, 9/15/2038	356,367	410,571
Pool # 681568, 5.50%, 9/15/2038	705,478	812,296
Pool # 694458, 6.00%, 10/15/2038	8,747	9,899
Pool # 782510, 6.50%, 12/15/2038	21,500	24,866
GNMA II
Pool # 81008, ARM, 3.75%, 7/20/2034 (g)	53,349	53,792
Pool # 81074, ARM, 3.75%, 9/20/2034(g)	73,345	73,920
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	755	828
Pool # 2324, 8.00%, 11/20/2026	17,711	20,377

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # 2341, 7.50%, 12/20/2026	950	1,073
Pool # 2362, 8.00%, 1/20/2027	2,383	2,692
Pool # BJ9823, 3.75%, 4/20/2048	1,739,175	1,865,956
Pool # BP4337, 4.50%, 9/20/2049	789,360	866,164
Pool # BP5551, 4.50%, 9/20/2049	942,090	1,033,693
Pool # BR0553, 4.50%, 2/20/2050	749,099	827,826
GNMA II, Other Pool # AD0018, 3.75%, 12/20/2032	119,990	126,908

TOTAL MORTGAGE-BACKED SECURITIES (Cost $74,234,121)		78,479,981

ASSET-BACKED SECURITIES — 10.9%
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (b)	387,823	386,461
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	107,789	110,151
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	79,137	82,373
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	240,032	230,235
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	170,792	184,621
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	10,415	10,311
Series 2013-1, Class A, 4.00%, 7/15/2025	56,341	56,192
Series 2017-2, Class B, 3.70%, 10/15/2025	95,863	81,753
Series 2014-1, Class A, 3.70%, 10/1/2026	36,326	35,001
Series 2016-2, Class A, 3.65%, 6/15/2028	13,672	14,748
Series 2016-3, Class AA, 3.00%, 10/15/2028	206,631	195,006
Series 2017-1, Class AA, 3.65%, 2/15/2029	137,252	130,633
Series 2019-1, Class A, 3.50%, 2/15/2032	270,766	224,236
American Homes 4 Rent
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 ‡ (b)	380,000	348,441
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	100,000	91,555
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (b)	408,782	410,819
Series 2014-SFR2, Class C, 4.71%, 10/17/2036 ‡ (b)	200,000	198,764
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	226,517	220,292
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	200,000	166,118
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 ‡ (b)	200,000	180,163
AmeriCredit Automobile Receivables Trust Series 2016-4, Class B, 1.83%, 12/8/2021	120,999	120,944
AMSR Trust Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (b)	850,000	716,803
B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	43,697	43,561
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	79,215	74,646
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	106,067	96,495
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	149,930	140,791
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	165,150	136,355
Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	287,813	232,586
Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	688,150	509,226
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	77,000	76,615
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	363,158	362,364
Capital Auto Receivables Asset Trust Series 2018-1, Class A3, 2.79%, 1/20/2022 (b)	263,259	263,133
Carvana Auto Receivables Trust
Series 2019-2A, Class C, 3.00%, 6/17/2024 (b)	675,000	640,772
Series 2019-3A, Class C, 2.71%, 10/15/2024 (b)	875,000	839,367
Series 2019-4A, Class D, 3.07%, 7/15/2025 (b)	940,000	840,537
Continental Airlines Pass-Through Trust Series 2012-1, Class A, 4.15%, 4/11/2024	131,094	141,252
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (b)	500,000	396,240
Series 2019-3, Class B, 3.16%, 10/15/2052 ‡ (b)	700,000	547,037
CPS Auto Receivables Trust Series 2015-C, Class D, 4.63%, 8/16/2021 (b)	99,171	99,224

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CPS Auto Trust Series 2018-C, Class C, 3.68%, 6/17/2024 (b)	1,901,000	1,893,297
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	221,851	221,882
Series 2020-1A, Class B, 2.39%, 4/16/2029 (b)	645,000	570,099
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	76,747	87,340
CWABS Revolving Home Equity Loan Trust Series 2004-K, Class 2A, 1.00%, 2/15/2034 ‡ (g)	1,529	1,495
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 1.70%, 3/25/2034 ‡ (g)	20,879	20,250
Series 2004-1, Class M2, 1.77%, 3/25/2034 ‡ (g)	6,139	5,784
Series 2004-1, Class 3A, 1.51%, 4/25/2034 ‡ (g)	1,056	828
Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	321,948	292,561
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	215,298	214,616
Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	556,289	556,303
Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	174,784	172,876
Series 2017-AA, Class D, 4.16%, 5/15/2024 (b)	113,655	113,380
Series 2019-4, Class C, 2.51%, 11/17/2025	375,000	361,254
Series 2019-1, Class D, 4.09%, 6/15/2026	170,000	168,421
DT Auto Owner Trust
Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	44,230	44,189
Series 2017-1A, Class D, 3.55%, 11/15/2022 (b)	64,585	64,414
Series 2017-3A, Class D, 3.58%, 5/15/2023 (b)	102,026	101,583
Series 2019-4A, Class C, 2.73%, 7/15/2025 (b)	604,000	590,008
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	11,105	11,086
Exeter Automobile Receivables Trust
Series 2018-4A, Class B, 3.64%, 11/15/2022 (b)	160,096	159,024
Series 2017-1A, Class C, 3.95%, 12/15/2022 (b)	52,791	50,810
Series 2018-1A, Class C, 3.03%, 1/17/2023 (b)	147,120	146,612
Series 2019-4A, Class C, 2.44%, 9/16/2024 (b)	415,000	401,475
Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	590,000	575,942
Flagship Credit Auto Trust
Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	55,468	55,462
Series 2016-1, Class C, 6.22%, 6/15/2022 (b)	250,000	252,046
Series 2016-4, Class C, 2.71%, 11/15/2022 (b)	205,698	204,395
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	428,106	451,631
FORT CRE LLC Series 2018-1A, Class C, 3.75%, 11/16/2035 ‡ (b) (g)	760,000	666,779
FREED ABS Trust
Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	141,209	138,014
Series 2019-2, Class A, 2.62%, 11/18/2026 (b)	290,508	278,419
Series 2020-FP1, Class B, 3.06%, 3/18/2027 ‡ (b)	800,000	753,635
GM Financial Automobile Leasing Trust
Series 2018-1, Class A3, 2.61%, 1/20/2021	58,093	58,105
Series 2018-2, Class A3, 3.06%, 6/21/2021	206,980	206,394
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	14,982	14,970
Goodgreen Series 2019-2A, Class A, 2.76%, 10/15/2054 (b)	434,706	412,049
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	62,662	63,079
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	252,491	250,509
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	151,965	144,366
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	216,347	217,931
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	55,929	56,737
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	154,397	164,530
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	97,386	95,606
Hyundai Auto Receivables Trust Series 2016-A, Class D, 3.23%, 12/15/2022	1,220,000	1,219,597
Kabbage Funding LLC
Series 2019-1, Class A, 3.83%, 3/15/2024 (b)	1,090,000	1,060,030
Series 2019-1, Class B, 4.07%, 3/15/2024 ‡ (b)	550,000	531,990

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
LL ABS Trust
Series 2019-1A, Class A, 2.87%, 3/15/2027 (b)	330,474	317,908
Long Beach Mortgage Loan Trust
Series 2003-4, Class M1, 1.97%, 8/25/2033 ‡ (g)	23,449	22,250
Series 2004-1, Class M1, 1.70%, 2/25/2034 ‡ (g)	49,733	45,050
Series 2004-1, Class M2, 1.77%, 2/25/2034 ‡ (g)	6,302	6,088
Mariner Finance Issuance Trust Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	625,000	526,643
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (b)	765,291	705,380
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (b)	216,987	202,581
New Century Home Equity Loan Trust Series 2005-1, Class M1, 1.62%, 3/25/2035 ‡ (g)	87,559	76,744
NMEF Funding LLC Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (b)	870,000	851,588
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	129,000	128,502
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	270,000	272,819
OneMain Financial Issuance Trust Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	2,303	2,296
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (b)	253,000	239,207
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (b)	801,000	738,438
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	560,000	479,307
Pretium Mortgage Credit Partners I LLC Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (b) (i)	683,721	636,857
Progress Residential Trust
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (b)	432,282	429,282
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	100,000	98,956
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (b)	800,000	718,820
Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (b)	103,603	99,429
Purchasing Power Funding LLC Series 2018-A, Class A, 3.34%, 8/15/2022 (b)	730,000	727,916
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	63,593	66,617
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (b)	198,911	198,911
Santander Drive Auto Receivables Trust
Series 2018-1, Class D, 3.32%, 3/15/2024	346,000	334,835
Series 2019-2, Class C, 2.90%, 10/15/2024	190,000	184,092
Santander Retail Auto Lease Trust Series 2018-A, Class A3, 2.93%, 5/20/2021 (b)	187,589	187,675
Sierra Timeshare Receivables Funding LLC Series 2019-3A, Class C, 3.00%, 8/20/2036 ‡ (b)	717,866	646,531
Small Business Lending Trust Series 2020-A, Class B, 3.20%, 12/15/2026 ‡ (b)	2,300,000	2,152,256
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	8,032	7,884
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	54,652	50,594
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	24,138	23,755
Synchrony Card Funding LLC
Series 2019-A1, Class A, 2.95%, 3/15/2025	809,000	818,993
Series 2019-A2, Class A, 2.34%, 6/15/2025	850,000	838,943
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	370,000	370,987
TCF Auto Receivables Owner Trust Series 2016-PT1A, Class A, 1.93%, 6/15/2022 (b)	47,193	46,859
Tricolor Auto Securitization Trust Series 2018-1A, Class A, 5.05%, 12/15/2020 (b)	153,102	150,017
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	126,148	124,004
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	145,545	145,539
Series 2016-1, Class B, 3.65%, 1/7/2026	54,694	44,303
Series 2018-1, Class B, 4.60%, 3/1/2026	34,846	30,189
Series 2014-1, Class A, 4.00%, 4/11/2026	54,284	53,672
Series 2016-2, Class AA, 2.88%, 10/7/2028	86,785	80,527
Series 2019-1, Class AA, 4.15%, 8/25/2031	248,873	258,033
Series 2019-2, Class AA, 2.70%, 5/1/2032	222,000	199,679

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Upgrade Receivables Trust Series 2018-1A, Class A, 3.76%, 11/15/2024 (b)	20,749	20,549
US Auto Funding LLC
Series 2019-1A, Class B, 3.99%, 12/15/2022 (b)	550,000	505,641
Series 2018-1A, Class A, 5.50%, 7/15/2023 (b)	197,214	196,138
Vericrest Opportunity Loan Trust
Series 2019-NPL4, Class A1B, 4.15%, 8/25/2049 ‡ (b) (i)	850,000	650,224
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡ (b) (i)	315,857	279,609
Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049 ‡ (b) (i)	494,216	439,744
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (b) (i)	611,139	526,687
Verizon Owner Trust
Series 2017-2A, Class A, 1.92%, 12/20/2021 (b)	85,328	85,036
Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (b)	197,792	197,791
Series 2018-A, Class A1A, 3.23%, 4/20/2023	400,000	404,810
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (b) (i)	179,906	163,838
VOLT LXXX LLC Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 ‡ (b) (i)	715,000	548,040
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (b) (i)	498,826	439,442
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 (b) (i)	598,843	429,502
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	87,938	83,336
Westlake Automobile Receivables Trust Series 2018-1A, Class C, 2.92%, 5/15/2023 (b)	683,524	675,954
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	375,000	377,930

TOTAL ASSET-BACKED SECURITIES (Cost $47,215,628)		44,122,851

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.7%
Acre 6.71%, 12/15/2020	500,000	500,000
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	783,414	802,724
Series 2005-J1, Class 1A4, IF, IO, 4.15%, 2/25/2035 ‡ (g)	30,769	824
Series 2005-22T1, Class A2, IF, IO, 4.12%, 6/25/2035 ‡ (g)	385,570	62,592
Series 2005-20CB, Class 3A8, IF, IO, 3.80%, 7/25/2035 ‡ (g)	224,563	31,461
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	303,327	278,368
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	131,782	111,960
Banc of America Alternative Loan Trust Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	1,556	1,166
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	16,157	12,192
Series 2005-E, Class 4A1, 4.44%, 3/20/2035 (g)	7,675	7,659
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	79,617	70,759
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	14,782	11,945
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 4.31%, 10/25/2033 (g)	20,295	17,573
Series 2006-1, Class A1, 3.84%, 2/25/2036 (g)	70,886	66,063
CHL Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A, 3.59%, 5/20/2034 (g)	9,522	8,350
Series 2004-HYB3, Class 2A, 3.85%, 6/20/2034 (g)	19,698	17,103
Series 2004-7, Class 2A1, 4.52%, 6/25/2034 (g)	19,692	18,586
Series 2005-16, Class A23, 5.50%, 9/25/2035	50,800	42,459
Series 2005-22, Class 2A1, 3.56%, 11/25/2035 (g)	99,523	82,721
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	51	46
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (g)	10,008	8,851
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	1,274	1,242
Series 2005-1, Class 2A1A, 2.49%, 2/25/2035 (g)	45,344	31,769
CSMA SFR 0.00%, 4/25/2023 ‡	850,886	850,801
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	71,875	86,323
DT Asset Trust 5.84%, 12/16/2022	500,000	500,548

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	19,921	20,893
FHLMC, REMIC
Series 1065, Class J, 9.00%, 4/15/2021	35	36
Series 1250, Class J, 7.00%, 5/15/2022	424	443
Series 1316, Class Z, 8.00%, 6/15/2022	1,144	1,209
Series 1324, Class Z, 7.00%, 7/15/2022	2,131	2,221
Series 1343, Class LB, 7.50%, 8/15/2022	2,037	2,154
Series 1343, Class LA, 8.00%, 8/15/2022	9,894	10,490
Series 1395, Class G, 6.00%, 10/15/2022	1,164	1,216
Series 1394, Class ID, IF, 9.57%, 10/15/2022 (g)	1,414	1,533
Series 2535, Class BK, 5.50%, 12/15/2022	9,873	10,194
Series 1798, Class F, 5.00%, 5/15/2023	4,777	4,983
Series 1505, Class Q, 7.00%, 5/15/2023	1,033	1,104
Series 1518, Class G, IF, 8.50%, 5/15/2023 (g)	1,837	1,996
Series 1541, Class O, 0.91%, 7/15/2023 (g)	2,106	2,081
Series 2638, Class DS, IF, 7.90%, 7/15/2023 (g)	12,937	13,707
Series 1577, Class PV, 6.50%, 9/15/2023	58,472	62,709
Series 1584, Class L, 6.50%, 9/15/2023	33,954	36,401
Series 1633, Class Z, 6.50%, 12/15/2023	36,394	38,738
Series 1638, Class H, 6.50%, 12/15/2023	45,528	49,020
Series 2283, Class K, 6.50%, 12/15/2023	4,827	5,172
Series 1700, Class GA, PO, 2/15/2024	706	691
Series 1865, Class D, PO, 2/15/2024	4,026	3,938
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (g)	2,387	2,756
Series 1694, Class PK, 6.50%, 3/15/2024	3,740	4,017
Series 2033, Class SN, HB, IF, 27.01%, 3/15/2024 (g)	1,180	224
Series 2306, Class K, PO, 5/15/2024	1,651	1,618
Series 2306, Class SE, IF, IO, 9.08%, 5/15/2024 (g)	3,960	545
Series 1863, Class Z, 6.50%, 7/15/2026	10,667	11,470
Series 1981, Class Z, 6.00%, 5/15/2027	5,557	6,085
Series 1987, Class PE, 7.50%, 9/15/2027	7,311	8,586
Series 1999, Class PU, 7.00%, 10/15/2027	23,306	25,989
Series 2031, Class PG, 7.00%, 2/15/2028	46,037	53,231
Series 2035, Class PC, 6.95%, 3/15/2028	47,679	54,133
Series 2038, Class PN, IO, 7.00%, 3/15/2028	3,077	482
Series 2057, Class PE, 6.75%, 5/15/2028	63,826	73,375
Series 2054, Class PV, 7.50%, 5/15/2028	8,984	10,420
Series 2064, Class TE, 7.00%, 6/15/2028	10,556	12,252
Series 2075, Class PH, 6.50%, 8/15/2028	10,147	11,585
Series 2095, Class PE, 6.00%, 11/15/2028	32,580	36,783
Series 2132, Class SB, HB, IF, 24.68%, 3/15/2029 (g)	1,886	3,120
Series 2178, Class PB, 7.00%, 8/15/2029	18,835	21,969
Series 2182, Class ZB, 8.00%, 9/15/2029	31,626	37,225
Series 2204, Class GB, 8.00%, 12/20/2029 (g)	411	411
Series 2247, Class Z, 7.50%, 8/15/2030	6,362	7,521
Series 2259, Class ZC, 7.35%, 10/15/2030	114,937	139,498
Series 2325, Class PM, 7.00%, 6/15/2031	4,979	5,935
Series 2359, Class ZB, 8.50%, 6/15/2031	20,681	25,323
Series 2344, Class ZD, 6.50%, 8/15/2031	38,540	44,730
Series 2344, Class ZJ, 6.50%, 8/15/2031	6,779	8,037
Series 2345, Class NE, 6.50%, 8/15/2031	3,010	3,534
Series 2367, Class ME, 6.50%, 10/15/2031	57,365	64,409
Series 2390, Class DO, PO, 12/15/2031	6,041	5,829
Series 2410, Class OE, 6.38%, 2/15/2032	8,023	8,813
Series 2410, Class QX, IF, IO, 7.95%, 2/15/2032 (g)	10,956	2,346
Series 2412, Class SP, IF, 14.69%, 2/15/2032 (g)	12,414	16,687
Series 2410, Class QS, IF, 17.67%, 2/15/2032 (g)	9,400	14,971
Series 2423, Class MC, 7.00%, 3/15/2032	21,488	25,562
Series 2423, Class MT, 7.00%, 3/15/2032	33,945	40,578
Series 2444, Class ES, IF, IO, 7.25%, 3/15/2032 (g)	14,071	2,707

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2450, Class SW, IF, IO, 7.30%, 3/15/2032 (g)	9,381	1,751
Series 2647, Class A, 3.25%, 4/15/2032	41,504	44,192
Series 2435, Class CJ, 6.50%, 4/15/2032	80,966	94,968
Series 2455, Class GK, 6.50%, 5/15/2032	23,239	27,481
Series 2484, Class LZ, 6.50%, 7/15/2032	16,025	19,265
Series 2500, Class MC, 6.00%, 9/15/2032	51,901	60,617
Series 2543, Class YX, 6.00%, 12/15/2032	717,199	825,635
Series 2544, Class HC, 6.00%, 12/15/2032	48,464	54,757
Series 2574, Class PE, 5.50%, 2/15/2033	244,937	285,029
Series 2575, Class ME, 6.00%, 2/15/2033	96,738	112,395
Series 2586, Class WI, IO, 6.50%, 3/15/2033	7,510	1,506
Series 4189, Class MI, IO, 3.00%, 6/15/2033	3,336,254	67,960
Series 2764, Class UG, 5.00%, 3/15/2034	205,972	235,859
Series 2949, Class GE, 5.50%, 3/15/2035	252,515	292,604
Series 3047, Class OD, 5.50%, 10/15/2035	300,000	338,348
Series 3085, Class VS, HB, IF, 25.90%, 12/15/2035 (g)	58,518	101,148
Series 3098, Class KG, 5.50%, 1/15/2036	203,251	234,529
Series 3117, Class EO, PO, 2/15/2036	19,291	18,042
Series 3260, Class CS, IF, IO, 5.44%, 1/15/2037 (g)	18,035	3,277
Series 3380, Class SI, IF, IO, 5.67%, 10/15/2037 (g)	1,063,386	216,360
Series 3385, Class SN, IF, IO, 5.30%, 11/15/2037 (g)	12,310	1,624
Series 3387, Class SA, IF, IO, 5.72%, 11/15/2037 (g)	41,237	7,864
Series 3423, Class PB, 5.50%, 3/15/2038	215,222	249,361
Series 3451, Class SA, IF, IO, 5.35%, 5/15/2038 (g)	15,572	2,249
Series 3455, Class SE, IF, IO, 5.50%, 6/15/2038 (g)	142,856	24,094
Series 3786, Class PD, 4.50%, 1/15/2041	407,000	491,429
Series 4029, Class MU, 3.50%, 4/15/2042	640,128	662,711
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	37,075	6,367
Series 239, Class S30, IF, IO, 7.00%, 8/15/2036 (g)	39,662	9,745
Series 262, Class 35, 3.50%, 7/15/2042	215,765	239,868
Series 299, Class 300, 3.00%, 1/15/2043	196,463	211,313
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.37%, 7/25/2032 (g)	8,841	9,949
Series T-54, Class 2A, 6.50%, 2/25/2043	61,614	75,017
Series T-54, Class 3A, 7.00%, 2/25/2043	26,747	32,913
Series T-56, Class APO, PO, 5/25/2043	149,902	143,141
Series T-58, Class APO, PO, 9/25/2043	12,615	10,988
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	88,040	62,892
Fn aug30 8/26/2030 (h)	1,027,952	1,040,483
Fn jul30 7/1/2030 (h)	1,350,000	1,407,794
FNMA Trust, Whole Loan Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	14,039	16,508
FNMA, REMIC
Series 1990-93, Class G, 5.50%, 8/25/2020	3	3
Series 1990-143, Class J, 8.75%, 12/25/2020	20	20
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	1	3
Series 2001-4, Class PC, 7.00%, 3/25/2021	2,470	2,498
Series 2002-1, Class HC, 6.50%, 2/25/2022	2,387	2,454
Series 1992-101, Class J, 7.50%, 6/25/2022	4,757	5,028
Series G92-42, Class Z, 7.00%, 7/25/2022	170	175
Series G92-44, Class ZQ, 8.00%, 7/25/2022	109	114
Series 1996-59, Class J, 6.50%, 8/25/2022	541	568
Series 1992-143, Class MA, 5.50%, 9/25/2022	793	822
Series G92-54, Class ZQ, 7.50%, 9/25/2022	1,236	1,285
Series G92-59, Class F, 1.74%, 10/25/2022 (g)	152	152
Series G92-61, Class Z, 7.00%, 10/25/2022	519	544
Series G92-66, Class KA, 6.00%, 12/25/2022	1,393	1,454
Series G92-66, Class KB, 7.00%, 12/25/2022	6,587	6,942
Series G93-1, Class KA, 7.90%, 1/25/2023	1,760	1,876

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 1997-61, Class ZC, 7.00%, 2/25/2023	15,267	16,172
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (g)	2,207	2,356
Series 1998-43, Class SA, IF, IO, 18.89%, 4/25/2023 (g)	5,917	1,224
Series 1993-146, Class E, PO, 5/25/2023	4,734	4,651
Series 1993-84, Class M, 7.50%, 6/25/2023	316,512	339,220
Series 1993-205, Class H, PO, 9/25/2023	1,666	1,634
Series 1993-155, Class PJ, 7.00%, 9/25/2023	14,029	15,078
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (g)	2,008	2,182
Series 1993-165, Class SD, IF, 12.66%, 9/25/2023 (g)	403	441
Series 1993-203, Class PL, 6.50%, 10/25/2023	17,760	18,680
Series 1995-19, Class Z, 6.50%, 11/25/2023	20,487	21,755
Series 1993-230, Class FA, 2.23%, 12/25/2023 (g)	578	574
Series 1993-223, Class PZ, 6.50%, 12/25/2023	40,936	43,667
Series 1993-225, Class UB, 6.50%, 12/25/2023	19,145	20,734
Series 2003-128, Class DY, 4.50%, 1/25/2024	212,805	224,220
Series 1994-37, Class L, 6.50%, 3/25/2024	37,321	40,077
Series 1994-72, Class K, 6.00%, 4/25/2024	326,920	347,492
Series 1995-2, Class Z, 8.50%, 1/25/2025	4,423	4,961
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (g)	16,155	365
Series 1997-39, Class PD, 7.50%, 5/20/2027	6,123	7,078
Series 1997-46, Class PL, 6.00%, 7/18/2027	9,625	10,637
Series 1998-36, Class ZB, 6.00%, 7/18/2028	3,259	3,667
Series 1998-46, Class GZ, 6.50%, 8/18/2028	12,139	13,491
Series 1998-58, Class PC, 6.50%, 10/25/2028	25,932	29,511
Series 2014-15, Class JI, IO, 3.50%, 4/25/2029	5,568,814	462,975
Series 1999-39, Class JH, IO, 6.50%, 8/25/2029	55,983	5,359
Series 2000-52, IO, 8.50%, 1/25/2031	2,150	457
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	71,360	12,617
Series 2001-30, Class PM, 7.00%, 7/25/2031	21,679	26,027
Series 2001-36, Class DE, 7.00%, 8/25/2031	32,651	38,553
Series 2001-44, Class PD, 7.00%, 9/25/2031	3,650	4,335
Series 2001-61, Class Z, 7.00%, 11/25/2031	54,372	65,227
Series 2002-1, Class SA, HB, IF, 22.11%, 2/25/2032 (g)	1,150	1,705
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (g)	60,061	2,111
Series 2002-15, PO, 4/25/2032	44,784	43,302
Series 2002-28, Class PK, 6.50%, 5/25/2032	21,977	25,724
Series 2002-68, Class SH, IF, IO, 7.39%, 10/18/2032 (g)	47,339	8,092
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (g)	25,561	30,855
Series 2002-77, Class S, IF, 12.75%, 12/25/2032 (g)	4,711	6,323
Series 2003-22, Class UD, 4.00%, 4/25/2033	115,521	128,059
Series 2003-47, Class PE, 5.75%, 6/25/2033	18,618	21,960
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	26,281	6,363
Series 2004-4, Class QM, IF, 12.31%, 6/25/2033 (g)	18,599	20,723
Series 2003-64, Class SX, IF, 9.80%, 7/25/2033 (g)	4,237	5,434
Series 2003-132, Class OA, PO, 8/25/2033	5,598	5,404
Series 2003-71, Class DS, IF, 5.36%, 8/25/2033 (g)	27,113	32,052
Series 2003-91, Class SD, IF, 10.92%, 9/25/2033 (g)	6,367	8,089
Series 2003-116, Class SB, IF, IO, 6.65%, 11/25/2033 (g)	64,482	12,789
Series 2003-131, Class CH, 5.50%, 1/25/2034	78,338	90,754
Series 2003-130, Class SX, IF, 10.10%, 1/25/2034 (g)	1,553	1,802
Series 2004-35, Class AZ, 4.50%, 5/25/2034	106,480	116,653
Series 2004-46, Class SK, IF, 13.90%, 5/25/2034 (g)	21,764	30,041
Series 2004-36, Class SA, IF, 16.92%, 5/25/2034 (g)	48,310	74,719
Series 2004-51, Class SY, IF, 12.35%, 7/25/2034 (g)	4,146	5,325
Series 2004-79, Class ZE, 5.50%, 11/25/2034	489,207	589,306
Series 2004-91, Class HC, 6.00%, 12/25/2034	687,847	806,679
Series 2005-68, Class BC, 5.25%, 6/25/2035	1,365	1,365
Series 2005-45, Class DC, HB, IF, 20.84%, 6/25/2035 (g)	74,375	113,790
Series 2005-84, Class XM, 5.75%, 10/25/2035	49,583	56,035
Series 2006-22, Class AO, PO, 4/25/2036	30,581	28,828

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2006-46, Class SW, HB, IF, 20.73%, 6/25/2036 (g)	9,489	15,407
Series 2007-7, Class SG, IF, IO, 5.55%, 8/25/2036 (g)	42,337	13,592
Series 2006-110, PO, 11/25/2036	26,318	24,591
Series 2006-117, Class GS, IF, IO, 5.70%, 12/25/2036 (g)	38,071	6,864
Series 2007-53, Class SH, IF, IO, 5.15%, 6/25/2037 (g)	47,902	7,561
Series 2007-88, Class VI, IF, IO, 5.59%, 9/25/2037 (g)	79,838	16,697
Series 2007-100, Class SM, IF, IO, 5.50%, 10/25/2037 (g)	50,055	9,590
Series 2008-1, Class BI, IF, IO, 4.96%, 2/25/2038 (g)	45,416	8,189
Series 2008-16, Class IS, IF, IO, 5.25%, 3/25/2038 (g)	9,990	1,239
Series 2008-46, Class HI, IO, 1.92%, 6/25/2038 (g)	37,024	2,273
Series 2008-53, Class CI, IF, IO, 6.25%, 7/25/2038 (g)	20,383	3,259
Series 2009-112, Class ST, IF, IO, 5.30%, 1/25/2040 (g)	43,070	9,123
Series 2010-35, Class SB, IF, IO, 5.47%, 4/25/2040 (g)	17,203	2,739
Series 2010-80, Class PZ, 5.00%, 7/25/2040	325,318	389,922
Series 2010-102, Class PN, 5.00%, 9/25/2040	580,000	673,739
Series 2010-134, Class KZ, 4.50%, 12/25/2040	1,346,150	1,424,952
Series 2012-30, Class DZ, 4.00%, 4/25/2042	275,279	310,093
Series 2013-67, Class KZ, 2.50%, 4/25/2043	828,531	903,450
Series 2013-128, PO, 12/25/2043	188,743	164,905
Series 2014-38, Class QI, IO, 5.50%, 12/25/2043	633,145	117,310
Series 2014-19, Class Z, 4.50%, 4/25/2044	484,442	577,398
Series 2016-38, Class NA, 3.00%, 1/25/2046	149,911	158,099
FNMA, REMIC Trust, Whole Loan
Series 1999-W1, PO, 2/25/2029	17,332	15,721
Series 1999-W4, Class A9, 6.25%, 2/25/2029	68,033	76,349
Series 2002-W7, Class A4, 6.00%, 6/25/2029	169,520	196,062
Series 2003-W1, Class 1A1, 5.27%, 12/25/2042 (g)	173,061	190,293
Series 2003-W1, Class 2A, 5.78%, 12/25/2042 (g)	24,652	27,512
FNMA, REMIC, Whole Loan Series 2003-7, Class A1, 6.50%, 12/25/2042	125,732	145,754
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	3,735	3,498
Series 365, Class 8, IO, 5.50%, 5/25/2036	15,665	3,349
G2 dec49 12/20/2049 (h)	1,200,000	1,264,875
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.88%, 6/19/2035 (g)	88,963	74,636
GNMA
Series 2001-10, Class PE, 6.50%, 3/16/2031	363,421	363,341
Series 2003-24, PO, 3/16/2033	1,931	1,889
Series 2004-28, Class S, IF, 17.72%, 4/16/2034 (g)	16,068	24,570
Series 2006-38, Class OH, 6.50%, 8/20/2036	500,000	603,715
Series 2007-45, Class QA, IF, IO, 5.87%, 7/20/2037 (g)	66,059	9,572
Series 2009-79, Class OK, PO, 11/16/2037	38,288	36,356
Series 2007-76, Class SA, IF, IO, 5.76%, 11/20/2037 (g)	51,185	6,890
Series 2008-2, Class MS, IF, IO, 6.46%, 1/16/2038 (g)	51,845	10,031
Series 2015-137, Class WA, 5.49%, 1/20/2038 (g)	291,638	343,823
Series 2009-106, Class ST, IF, IO, 5.23%, 2/20/2038 (g)	172,717	26,934
Series 2008-55, Class SA, IF, IO, 5.43%, 6/20/2038 (g)	31,140	5,534
Series 2009-6, Class SA, IF, IO, 5.40%, 2/16/2039 (g)	20,565	2,736
Series 2009-6, Class SH, IF, IO, 5.27%, 2/20/2039 (g)	64,412	7,213
Series 2009-31, Class TS, IF, IO, 5.53%, 3/20/2039 (g)	69,779	5,341
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	48,016	8,288
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	35,922	8,034
Series 2009-22, Class SA, IF, IO, 5.50%, 4/20/2039 (g)	88,495	11,330
Series 2009-102, Class SM, IF, IO, 5.70%, 6/16/2039 (g)	5,004	90
Series 2009-64, Class SN, IF, IO, 5.40%, 7/16/2039 (g)	75,807	10,938
Series 2009-104, Class KB, 5.50%, 11/16/2039	236,000	295,109
Series 2010-130, Class CP, 7.00%, 10/16/2040	56,254	68,207
Series 2011-75, Class SM, IF, IO, 5.83%, 5/20/2041 (g)	107,290	19,538
Series 2013-69, Class MA, 1.50%, 8/20/2042	423,552	425,637
Series 2016-135, Class Z, 3.00%, 10/20/2046	221,559	236,914

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2011-H19, Class FA, 2.13%, 8/20/2061 (g)	481,079	475,525
Series 2012-H23, Class SA, 2.19%, 10/20/2062 (g)	539,473	600,410
Series 2013-H08, Class FC, 2.11%, 2/20/2063 (g)	505,877	499,736
Series 2013-H09, Class HA, 1.65%, 4/20/2063	143,422	143,380
Series 2014-H17, Class FC, 2.16%, 7/20/2064 (g)	272,700	267,640
Series 2015-H16, Class FG, 2.10%, 7/20/2065 (g)	582,948	571,241
Series 2015-H30, Class FE, 2.26%, 11/20/2065 (g)	770,005	758,425
Series 2016-H11, Class FD, 3.13%, 5/20/2066 (g)	189,682	186,608
Series 2016-H26, Class FC, 2.66%, 12/20/2066 (g)	147,852	147,357
Series 2017-H14, Class FV, 2.16%, 6/20/2067 (g)	377,893	371,272
Gnr Frn 8/20/2044	1,300,000	1,469,000
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	418,745	408,816
GSR Mortgage Loan Trust
Series 2004-6F, Class 1A2, 5.00%, 5/25/2034	42,053	40,481
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	101,946	103,577
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	40,635	41,870
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (b) (i)	390,000	391,367
Series 2019-RPL1, 3.97%, 6/25/2024 (b) (i)	675,000	584,669
Impac Secured Assets Trust Series 2006-1, Class 2A1, 1.30%, 5/25/2036 (g)	19,736	15,942
JP Morgan Mortgage Trust Series 2006-A2, Class 5A3, 4.11%, 11/25/2033 (g)	21,329	19,754
LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (b)	730,000	662,455
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.56%, 4/21/2034 (g)	13,620	12,668
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2,462	2,405
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	279	276
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	57,257	57,830
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	47,501	48,764
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	81,083	84,349
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	7,608	6,053
MASTR Asset Securitization Trust
Series 2003-12, Class 15PO, PO, 12/25/2018 ‡	76	76
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	82	81
Series 2004-8, PO, 8/25/2019 ‡	396	257
Series 2003-11, Class 9A6, 5.25%, 12/25/2033	79,565	80,356
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	12,651	10,373
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (g)	26,760	24,579
PHH Alternative Mortgage Trust Series 2007-2, Class 2X, IO, 6.00%, 5/25/2037 ‡	156,632	34,906
RALI Trust
Series 2003-QS9, Class A3, IF, IO, 6.60%, 5/25/2018 ‡ (g)	485	—
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	595	581
Residential Asset Securitization Trust Series 2003-A14, Class A1, 4.75%, 2/25/2019	23	16
RFMSI Trust Series 2005-SA4, Class 1A1, 4.02%, 9/25/2035 (g)	32,127	26,787
RMIP 5.60%, 8/25/2021 ‡	597,994	597,815
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (b)	2,207	2,178
SART
4.75%, 7/15/2024	522,330	533,456
4.76%, 6/15/2025	627,383	642,127
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058	719,560	771,159
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	294,561	324,814
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (i)	495,000	442,127
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (b)	980,000	780,444
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.26%, 2/15/2024 (g)	15,583	16,619
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	196,166	211,857
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	47,985	54,855
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	25,278	28,764

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	103,911	119,450
Series 1998-1, Class 2E, 7.00%, 3/15/2028	28,016	31,570
vMobo, Inc. 7.50%, 5/31/2024	550,000	550,000
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.45%, 8/25/2033 (g)	5,338	4,964
Series 2003-AR9, Class 1A6, 4.31%, 9/25/2033 (g)	27,931	24,641
Series 2004-AR3, Class A2, 4.37%, 6/25/2034 (g)	9,341	8,368
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-4, Class DP, PO, 6/25/2020‡	2,951	1,929
Series 2005-2, Class 2A3, IF, IO, 4.05%, 4/25/2035 ‡ (g)	230,846	36,735
Series 2005-2, Class 1A4, IF, IO, 4.10%, 4/25/2035 ‡ (g)	516,916	72,556
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	144,471	24,563
Series 2005-4, Class CB7, 5.50%, 6/25/2035	134,449	111,148
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	35,704	32,540

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,336,299)		39,459,072

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	300,000	298,017
BXMT Ltd. Series 2017-FL1, Class C, 2.75%, 6/15/2035 ‡ (b) (g)	300,000	264,594
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.30%, 12/11/2049 ‡ (b) (g)	7,553	291
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	1,100,000	1,113,742
Commercial Mortgage Trust
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (b) (g)	125,000	123,903
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (b)	750,000	663,156
Series 2020-CBM, Class C, 3.40%, 2/10/2037 (b)	500,000	409,017
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	200,000	210,554
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	156,000	164,658
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	885,000	875,021
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (b)	100,000	81,229
FHLMC, Multifamily Structured Pass-Through Certificates Series K081, Class A2, 3.90%, 8/25/2028 (g)	395,000	470,434
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	1,424	1,425
Series KF12, Class A, 2.22%, 9/25/2022 (g)	43,830	43,221
Series KJ09, Class A2, 2.84%, 9/25/2022	141,011	146,774
Series KJ11, Class A2, 2.93%, 1/25/2023	202,267	212,789
Series K038, Class A2, 3.39%, 3/25/2024	229,000	246,886
Series KJ14, Class A2, 2.81%, 9/25/2024	591,000	634,164
Series KPLB, Class A, 2.77%, 5/25/2025	250,000	268,241
Series K065, Class A2, 3.24%, 4/25/2027	215,000	241,705
Series K065, Class AM, 3.33%, 5/25/2027	115,000	129,583
Series K066, Class A2, 3.12%, 6/25/2027	267,000	298,149
Series K070, Class A2, 3.30%, 11/25/2027 (g)	208,000	235,841
Series K072, Class AM, 3.50%, 12/25/2027 (g)	1,000,000	1,145,050
Series K073, Class A2, 3.35%, 1/25/2028	346,000	393,590
Series K079, Class AM, 3.93%, 6/25/2028	588,000	692,312
Series K082, Class A2, 3.92%, 9/25/2028 (g)	1,054,000	1,250,459
FNMA ACES
Series 2015-M17, Class FA, 2.58%, 11/25/2022 (g)	73,674	73,478
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	310,957	315,880
Series 2014-M3, Class A2, 3.48%, 1/25/2024 (g)	752,425	810,210
Series 2015-M3, Class A2, 2.72%, 10/25/2024	987,152	1,011,947
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (g)	278,000	305,738
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	389,000	419,128
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	335,000	363,847
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (g)	381,000	412,756
Series 2018-M10, Class A2, 3.38%, 7/25/2028 (g)	460,000	511,230

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2017-M5, Class A2, 3.18%, 4/25/2029 (g)	305,000	337,978
Series 2018-M3, Class A2, 3.09%, 2/25/2030 (g)	185,000	203,807
FREMF Mortgage Trust
Series 2014-K40, Class C, 4.07%, 11/25/2047 (b) (g)	168,000	159,537
Series 2015-K44, Class B, 3.68%, 1/25/2048 (b) (g)	640,000	619,823
Series 2015-K45, Class B, 3.59%, 4/25/2048 (b) (g)	500,000	482,374
Series 2016-K722, Class B, 3.84%, 7/25/2049 (b) (g)	110,000	108,817
Series 2016-K59, Class B, 3.58%, 11/25/2049 (b) (g)	180,000	169,995
Series 2018-K730, Class B, 3.80%, 2/25/2050 (b) (g)	551,000	536,344
Series 2019-K102, Class B, 3.65%, 12/25/2051 (b) (g)	750,000	668,139
Morgan Stanley Capital I Trust Series 2006-IQ12, Class X1, IO, 0.58%, 12/15/2043 ‡ (b) (g)	41,513	—
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	740,000	722,516
Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (b)	487,000	453,921
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053	975,000	911,220
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	116,000	118,262
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104,000	104,905
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	200,000	199,563
WFRBS Commercial Mortgage Trust Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	106,070	107,265

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $20,283,490)		20,743,485

U.S. GOVERNMENT AGENCY SECURITIES — 3.3%
FNMA, STRIPS 16.70%, 3/23/2028 (a)	630,000	559,353
Resolution Funding Corp. STRIPS
14.54%, 7/15/2020 (a)	4,100,000	4,093,530
2.05%, 10/15/2020 (a)	8,000,000	7,977,125
DN, 3.09%, 1/15/2026 (a)	13,000	12,097
DN, 2.88%, 10/15/2027 (a)	15,000	13,528
Tennessee Valley Authority
5.88%, 4/1/2036	140,000	214,198
4.63%, 9/15/2060	93,000	144,711
4.25%, 9/15/2065	101,000	157,790

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $12,741,472)		13,172,332

FOREIGN GOVERNMENT SECURITIES — 0.3%
Republic of Colombia (Colombia) 7.38%, 9/18/2037	100,000	125,100
United Mexican States (Mexico)
3.60%, 1/30/2025	200,000	202,125
4.13%, 1/21/2026	200,000	204,750
3.75%, 1/11/2028	280,000	279,913
4.75%, 3/8/2044	50,000	50,734
4.35%, 1/15/2047	58,000	56,024
4.50%, 1/31/2050	315,000	313,268

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,264,892)		1,231,914

MUNICIPAL BONDS — 0.1% (j)
New York — 0.1%
Other Revenue — 0.0% (c)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	30,000	36,348

Transportation — 0.1%
Port Authority of New York and New Jersey, Consolidated Series 164, Rev., 5.65%, 11/1/2040	130,000	174,808

Total New York		211,156

Ohio — 0.0% (c)
Education — 0.0% (c)
Ohio State University, General Receipts Series A, Rev., 4.80%, 6/1/2111	98,000	118,045

TOTAL MUNICIPAL BONDS (Cost $256,176)		329,201

	Shares
SHORT-TERM INVESTMENTS — 8.1%
INVESTMENT COMPANIES — 8.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.07% (k) (l) (Cost $32,933,193)	32,933,103	32,933,103

Total Investments — 102.0% (Cost $395,444,981)		413,573,797
Liabilities in Excess of Other Assets — (2.0)%		(8,075,253)
Net Assets — 100.0%		405,498,544

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2020.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
ESOP	Employee Stock Ownership Program
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(a)	The rate shown is the effective yield as of March 31, 2020.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2020.
(e)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2020.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2020.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2020.

(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2020.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$30,317,142	$13,805,709	$44,122,851
Collateralized Mortgage Obligations	—	36,606,728	2,852,344	39,459,072
Commercial Mortgage-Backed Securities	—	19,534,433	1,209,052	20,743,485
Corporate Bonds	—	78,791,105	—	78,791,105
Foreign Government Securities	—	1,231,914	—	1,231,914
Mortgage-Backed Securities	—	78,479,981	—	78,479,981
Municipal Bonds	—	329,201	—	329,201
U.S. Government Agency Securities	—	13,172,332	—	13,172,332
U.S. Treasury Obligations	—	104,310,753	—	104,310,753
Short-Term Investments
Investment Companies	32,933,103	—	—	32,933,103

Total Investments in Securities	$32,933,103	$362,773,589	$17,867,105	$413,573,797

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2019	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020
Investments in Securities
Asset-Backed Security	$10,224,707	$—	$(1,621,877)	$(586)	$4,329,187	$(1,660,364)	$2,534,642	$—	$13,805,709
Collateralized Mortgage Obligation	2,958,863	—	57,447	(14,848)	11,564	(160,261)	—	(421)	2,852,344
Commercial Mortgage-Backed Security	397,470	—	(173,193)	(1)	515,108	(14)	469,682	—	1,209,052

Total	$13,581,040	$—	$(1,737,623)	$(15,435)	$4,855,859	$(1,820,639)	$3,004,324	$(421)	$17,867,105

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2020, which were valued using significant unobservable inputs (level 3) amounted to $(1,734,792).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended March 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$12,577,655	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (12.79%)
			Constant Default Rate	0.00% - 3.10% (0.04%)
			Yield (Discount Rate of Cash Flows)	3.39% - 16.67% (8.04%)
Asset-Backed Securities	12,577,655

	1,393,273	Discounted Cash Flow	Constant Prepayment Rate	1.05% - 100.00% (80.62%)
			Constant Default Rate	0.00% - 4.60% (0.42%)
			Yield (Discount Rate of Cash Flows)	1.26% - 68.13% (5.16%)

Collateralized Mortgage Obligations	1,393,273

	944,458	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.03%)
			Yield (Discount Rate of Cash Flows)	2.87% - 8.82% (6.32%)
Commercial Mortgage-Backed Securities	944,458

Total	$14,915,386

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At March 31, 2020, the value of these investments was $2,951,716. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Portfolio invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended March 31, 2020
Security Description	Value at December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.07% (a) (b)	$17,075,860	$52,420,852	$36,553,871	$(9,025)	$(713)	$32,933,103	32,933,103	$84,088	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	52,258	345,829	398,087	—	—	—	—	155	—

Total	$17,128,118	$52,766,681	$36,951,958	$(9,025)	$(713)	$32,933,103		$84,243	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.